(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
EQUITY INCOME
FUND - CLASS A, CLASS T, CLASS B AND CLASS C
ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                12   THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       15   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              16   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     26   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    35   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    44   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            45


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR EQUITY INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992
(the date Class T shares were first offered) and September 3, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. Effective August 1, 1997, the maximum 5.25% sales charge on Class A shares was increased to 5.75%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997               PAST 1   PAST 5    PAST 10
                                              YEAR     YEARS     YEARS

ADVISOR EQUITY INCOME FUND - CLASS A          22.05%   141.13%   354.83%

ADVISOR EQUITY INCOME FUND - CLASS A          15.03%   127.27%   328.68%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)                 28.51%   150.41%   456.23%

EQUITY INCOME FUNDS AVERAGE                   23.99%   119.16%   303.74%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 178 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997         PAST 1   PAST 5   PAST 10
                                        YEAR     YEARS    YEARS

ADVISOR EQUITY INCOME FUND - CLASS A    22.05%   19.25%   16.35%

ADVISOR EQUITY INCOME FUND - CLASS A    15.03%   17.84%   15.67%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500                                 28.51%   20.15%   18.69%

EQUITY INCOME FUNDS AVERAGE             23.99%   16.84%   14.72%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971210 115928 S00000000000001
             FA Equity Income -CL A      S&P 500
             00246                       SP001
  1987/11/30       9425.00                    10000.00
  1987/12/31       9783.20                    10761.00
  1988/01/31      10452.32                    11214.04
  1988/02/29      10962.18                    11736.61
  1988/03/31      10818.75                    11373.95
  1988/04/30      10973.31                    11500.20
  1988/05/31      11108.01                    11600.25
  1988/06/30      11743.65                    12132.71
  1988/07/31      11722.68                    12086.60
  1988/08/31      11490.76                    11675.66
  1988/09/30      11830.28                    12173.04
  1988/10/31      12043.63                    12511.45
  1988/11/30      11968.62                    12332.54
  1988/12/31      12055.47                    12548.36
  1989/01/31      12827.98                    13466.90
  1989/02/28      12718.62                    13131.57
  1989/03/31      12971.45                    13437.54
  1989/04/30      13446.56                    14134.94
  1989/05/31      13768.30                    14707.41
  1989/06/30      13823.99                    14623.58
  1989/07/31      14697.09                    15944.09
  1989/08/31      14888.25                    16256.59
  1989/09/30      14696.22                    16189.94
  1989/10/31      13890.48                    15814.33
  1989/11/30      14072.95                    16136.94
  1989/12/31      14277.87                    16524.23
  1990/01/31      13375.02                    15415.45
  1990/02/28      13398.91                    15614.31
  1990/03/31      13398.91                    16028.09
  1990/04/30      12880.32                    15627.39
  1990/05/31      13728.51                    17151.06
  1990/06/30      13667.65                    17034.43
  1990/07/31      13447.40                    16979.92
  1990/08/31      12426.24                    15444.94
  1990/09/30      11486.54                    14692.77
  1990/10/31      11225.48                    14629.59
  1990/11/30      11975.52                    15574.66
  1990/12/31      12239.16                    16009.20
  1991/01/31      12861.92                    16707.20
  1991/02/28      13781.54                    17901.76
  1991/03/31      14001.49                    18334.98
  1991/04/30      14001.16                    18378.99
  1991/05/31      14767.93                    19172.96
  1991/06/30      14090.11                    18294.84
  1991/07/31      14861.21                    19147.38
  1991/08/31      15175.97                    19601.17
  1991/09/30      15097.34                    19273.83
  1991/10/31      15348.88                    19532.10
  1991/11/30      14726.45                    18744.96
  1991/12/31      15887.63                    20889.38
  1992/01/31      16047.57                    20500.84
  1992/02/29      16543.37                    20767.35
  1992/03/31      16274.59                    20362.38
  1992/04/30      16854.65                    20961.04
  1992/05/31      17003.43                    21063.75
  1992/06/30      16814.12                    20749.90
  1992/07/31      17250.85                    21598.57
  1992/08/31      16841.30                    21155.80
  1992/09/30      16951.36                    21405.44
  1992/10/31      17171.59                    21480.36
  1992/11/30      17777.75                    22212.84
  1992/12/31      18220.47                    22486.05
  1993/01/31      18788.71                    22674.94
  1993/02/28      19275.18                    22983.32
  1993/03/31      19901.20                    23468.26
  1993/04/30      19803.65                    22900.33
  1993/05/31      20111.18                    23514.06
  1993/06/30      20307.72                    23582.25
  1993/07/31      20588.91                    23487.92
  1993/08/31      21307.43                    24378.11
  1993/09/30      21166.23                    24190.40
  1993/10/31      21420.39                    24691.14
  1993/11/30      20982.66                    24456.58
  1993/12/31      21505.11                    24752.50
  1994/01/31      22493.53                    25594.09
  1994/02/28      21900.48                    24900.49
  1994/03/31      20962.67                    23814.83
  1994/04/30      21686.50                    24119.66
  1994/05/31      21828.43                    24515.22
  1994/06/30      21684.52                    23914.60
  1994/07/31      22425.87                    24699.00
  1994/08/31      23580.66                    25711.65
  1994/09/30      23180.33                    25081.72
  1994/10/31      23638.21                    25646.06
  1994/11/30      22836.92                    24712.03
  1994/12/31      22894.15                    25078.51
  1995/01/31      23245.25                    25728.79
  1995/02/28      24064.46                    26731.44
  1995/03/31      24841.63                    27520.29
  1995/04/30      25503.88                    28330.76
  1995/05/31      26210.28                    29463.14
  1995/06/30      26578.88                    30147.57
  1995/07/31      27539.21                    31147.26
  1995/08/31      27864.24                    31225.44
  1995/09/30      28720.79                    32543.16
  1995/10/31      28394.75                    32426.98
  1995/11/30      29565.52                    33850.52
  1995/12/31      30345.54                    34502.48
  1996/01/31      31245.06                    35676.95
  1996/02/29      31351.75                    36007.67
  1996/03/31      31580.97                    36354.43
  1996/04/30      31795.18                    36890.29
  1996/05/31      32040.00                    37841.69
  1996/06/30      31856.65                    37985.87
  1996/07/31      30659.73                    36307.65
  1996/08/31      31242.84                    37073.38
  1996/09/30      32348.06                    39159.87
  1996/10/31      32995.64                    40239.90
  1996/11/30      35123.40                    43281.64
  1996/12/31      34735.47                    42424.23
  1997/01/31      35897.03                    45074.89
  1997/02/28      36183.44                    45428.28
  1997/03/31      34744.91                    43561.63
  1997/04/30      36214.58                    46162.26
  1997/05/31      38291.28                    48972.62
  1997/06/30      40175.27                    51166.59
  1997/07/31      43093.03                    55237.92
  1997/08/31      41361.61                    52143.49
  1997/09/30      43526.09                    54999.39
  1997/10/31      41646.92                    53162.41
  1997/11/28      42867.57                    55623.30
IMATRL PRASUN   SHR__CHT 19971130 19971210 115932 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class A on November 30, 1987, and the current maximum 5.75% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $42,868 - a 328.68% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,623 - a 456.23% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
ADVISOR EQUITY INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.50% 12b-1 fee (0.65% prior to
January 1, 1996) that is reflected in returns after September 10,
1992. Returns prior to that date are those of the Institutional Class, the original class of the fund which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to September
10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997               PAST 1   PAST 5    PAST 10
                                              YEAR     YEARS     YEARS

ADVISOR EQUITY INCOME FUND - CLASS T          22.12%   141.45%   355.43%

ADVISOR EQUITY INCOME FUND - CLASS T          17.84%   133.00%   339.49%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)                 28.51%   150.41%   456.23%

EQUITY INCOME FUNDS AVERAGE                   23.99%   119.16%   303.74%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 178 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997         PAST 1   PAST 5   PAST 10
                                        YEAR     YEARS    YEARS

ADVISOR EQUITY INCOME FUND - CLASS T    22.12%   19.28%   16.37%

ADVISOR EQUITY INCOME FUND - CLASS T    17.84%   18.43%   15.96%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500                                 28.51%   20.15%   18.69%

EQUITY INCOME FUNDS AVERAGE             23.99%   16.84%   14.72%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971210 120015 S00000000000001
             FA Equity Income -CL T      S&P 500
             00280                       SP001
  1987/11/30       9650.00                    10000.00
  1987/12/31      10016.76                    10761.00
  1988/01/31      10701.84                    11214.04
  1988/02/29      11223.88                    11736.61
  1988/03/31      11077.03                    11373.95
  1988/04/30      11235.27                    11500.20
  1988/05/31      11373.19                    11600.25
  1988/06/30      12024.00                    12132.71
  1988/07/31      12002.53                    12086.60
  1988/08/31      11765.07                    11675.66
  1988/09/30      12112.70                    12173.04
  1988/10/31      12331.14                    12511.45
  1988/11/30      12254.35                    12332.54
  1988/12/31      12343.27                    12548.36
  1989/01/31      13134.22                    13466.90
  1989/02/28      13022.25                    13131.57
  1989/03/31      13281.12                    13437.54
  1989/04/30      13767.56                    14134.94
  1989/05/31      14096.98                    14707.41
  1989/06/30      14154.01                    14623.58
  1989/07/31      15047.95                    15944.09
  1989/08/31      15243.68                    16256.59
  1989/09/30      15047.06                    16189.94
  1989/10/31      14222.08                    15814.33
  1989/11/30      14408.91                    16136.94
  1989/12/31      14618.72                    16524.23
  1990/01/31      13694.32                    15415.45
  1990/02/28      13718.78                    15614.31
  1990/03/31      13718.78                    16028.09
  1990/04/30      13187.81                    15627.39
  1990/05/31      14056.24                    17151.06
  1990/06/30      13993.94                    17034.43
  1990/07/31      13768.43                    16979.92
  1990/08/31      12722.89                    15444.94
  1990/09/30      11760.76                    14692.77
  1990/10/31      11493.47                    14629.59
  1990/11/30      12261.40                    15574.66
  1990/12/31      12531.34                    16009.20
  1991/01/31      13168.97                    16707.20
  1991/02/28      14110.55                    17901.76
  1991/03/31      14335.74                    18334.98
  1991/04/30      14335.40                    18378.99
  1991/05/31      15120.48                    19172.96
  1991/06/30      14426.48                    18294.84
  1991/07/31      15215.99                    19147.38
  1991/08/31      15538.26                    19601.17
  1991/09/30      15457.75                    19273.83
  1991/10/31      15715.30                    19532.10
  1991/11/30      15078.01                    18744.96
  1991/12/31      16266.91                    20889.38
  1992/01/31      16430.67                    20500.84
  1992/02/29      16938.31                    20767.35
  1992/03/31      16663.11                    20362.38
  1992/04/30      17257.01                    20961.04
  1992/05/31      17409.35                    21063.75
  1992/06/30      17215.51                    20749.90
  1992/07/31      17662.67                    21598.57
  1992/08/31      17243.35                    21155.80
  1992/09/30      17356.04                    21405.44
  1992/10/31      17581.52                    21480.36
  1992/11/30      18202.16                    22212.84
  1992/12/31      18655.44                    22486.05
  1993/01/31      19237.24                    22674.94
  1993/02/28      19735.33                    22983.32
  1993/03/31      20376.30                    23468.26
  1993/04/30      20276.41                    22900.33
  1993/05/31      20591.29                    23514.06
  1993/06/30      20792.52                    23582.25
  1993/07/31      21080.42                    23487.92
  1993/08/31      21816.10                    24378.11
  1993/09/30      21671.52                    24190.40
  1993/10/31      21931.75                    24691.14
  1993/11/30      21483.58                    24456.58
  1993/12/31      22018.50                    24752.50
  1994/01/31      23030.51                    25594.09
  1994/02/28      22423.30                    24900.49
  1994/03/31      21463.11                    23814.83
  1994/04/30      22204.22                    24119.66
  1994/05/31      22349.53                    24515.22
  1994/06/30      22202.18                    23914.60
  1994/07/31      22961.23                    24699.00
  1994/08/31      24143.60                    25711.65
  1994/09/30      23733.71                    25081.72
  1994/10/31      24202.52                    25646.06
  1994/11/30      23382.10                    24712.03
  1994/12/31      23440.70                    25078.51
  1995/01/31      23800.17                    25728.79
  1995/02/28      24638.94                    26731.44
  1995/03/31      25434.67                    27520.29
  1995/04/30      26112.73                    28330.76
  1995/05/31      26835.99                    29463.14
  1995/06/30      27213.39                    30147.57
  1995/07/31      28196.65                    31147.26
  1995/08/31      28529.44                    31225.44
  1995/09/30      29406.43                    32543.16
  1995/10/31      29072.61                    32426.98
  1995/11/30      30271.32                    33850.52
  1995/12/31      31069.97                    34502.48
  1996/01/31      31990.97                    35676.95
  1996/02/29      32100.20                    36007.67
  1996/03/31      32334.89                    36354.43
  1996/04/30      32554.22                    36890.29
  1996/05/31      32804.88                    37841.69
  1996/06/30      32617.16                    37985.87
  1996/07/31      31391.66                    36307.65
  1996/08/31      31988.69                    37073.38
  1996/09/30      33135.90                    39159.87
  1996/10/31      33813.75                    40239.90
  1996/11/30      35989.18                    43281.64
  1996/12/31      35608.44                    42424.23
  1997/01/31      36794.31                    45074.89
  1997/02/28      37086.71                    45428.28
  1997/03/31      35604.05                    43561.63
  1997/04/30      37118.77                    46162.26
  1997/05/31      39268.70                    48972.62
  1997/06/30      41206.08                    51166.59
  1997/07/31      44178.54                    55237.92
  1997/08/31      42414.66                    52143.49
  1997/09/30      44636.09                    54999.39
  1997/10/31      42704.64                    53162.41
  1997/11/28      43948.63                    55623.30
IMATRL PRASUN   SHR__CHT 19971130 19971210 120019 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class T on November 30, 1987, and the current maximum 3.50% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $43,949 - a 339.49% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,623 - a 456.23% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
ADVISOR EQUITY INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). Initial offering of Class B shares took place on June 30,
1994. Class B shares bear a 1.00% 12b-1/shareholder service fee that is reflected in returns after June 30, 1994. Returns between September
10, 1992 (the date Class T shares were first offered) and June 30,
1994 are those of Class T, and reflect Class T shares' prior 0.65%
12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Effective
January 2, 1997, Class B shares' contingent deferred sales charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase. This scale is revised from the previous scale of 4% to 1% on shares redeemed within five years of purchase. Class B shares' contingent deferred sales charge included in the past one year, past five years, and past 10 years total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                   PAST 1   PAST 5    PAST 10
                                                  YEAR     YEARS     YEARS

ADVISOR EQUITY INCOME FUND - CLASS B              21.52%   137.80%   348.55%

ADVISOR EQUITY INCOME FUND - CLASS B              16.52%   135.80%   348.55%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)                     28.51%   150.41%   456.23%

EQUITY INCOME FUNDS AVERAGE                       23.99%   119.16%   303.74%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 178 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997              PAST 1   PAST 5   PAST 10
                                             YEAR     YEARS    YEARS

ADVISOR EQUITY INCOME FUND - CLASS B         21.52%   18.92%   16.19%

ADVISOR EQUITY INCOME FUND - CLASS B         16.52%   18.72%   16.19%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                      28.51%   20.15%   18.69%

EQUITY INCOME FUNDS AVERAGE                  23.99%   16.84%   14.72%

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and shows you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971210 115939 S00000000000001
             FA Equity Income -CL B      S&P 500
             00180                       SP001
  1987/11/30      10000.00                    10000.00
  1987/12/31      10380.06                    10761.00
  1988/01/31      11089.99                    11214.04
  1988/02/29      11630.96                    11736.61
  1988/03/31      11478.78                    11373.95
  1988/04/30      11642.77                    11500.20
  1988/05/31      11785.69                    11600.25
  1988/06/30      12460.11                    12132.71
  1988/07/31      12437.86                    12086.60
  1988/08/31      12191.78                    11675.66
  1988/09/30      12552.02                    12173.04
  1988/10/31      12778.39                    12511.45
  1988/11/30      12698.81                    12332.54
  1988/12/31      12790.95                    12548.36
  1989/01/31      13610.59                    13466.90
  1989/02/28      13494.56                    13131.57
  1989/03/31      13762.81                    13437.54
  1989/04/30      14266.90                    14134.94
  1989/05/31      14608.27                    14707.41
  1989/06/30      14667.37                    14623.58
  1989/07/31      15593.73                    15944.09
  1989/08/31      15796.55                    16256.59
  1989/09/30      15592.81                    16189.94
  1989/10/31      14737.91                    15814.33
  1989/11/30      14931.51                    16136.94
  1989/12/31      15148.94                    16524.23
  1990/01/31      14191.01                    15415.45
  1990/02/28      14216.35                    15614.31
  1990/03/31      14216.35                    16028.09
  1990/04/30      13666.12                    15627.39
  1990/05/31      14566.05                    17151.06
  1990/06/30      14501.49                    17034.43
  1990/07/31      14267.80                    16979.92
  1990/08/31      13184.34                    15444.94
  1990/09/30      12187.31                    14692.77
  1990/10/31      11910.33                    14629.59
  1990/11/30      12706.12                    15574.66
  1990/12/31      12985.85                    16009.20
  1991/01/31      13646.60                    16707.20
  1991/02/28      14622.33                    17901.76
  1991/03/31      14855.69                    18334.98
  1991/04/30      14855.34                    18378.99
  1991/05/31      15668.89                    19172.96
  1991/06/30      14949.72                    18294.84
  1991/07/31      15767.87                    19147.38
  1991/08/31      16101.82                    19601.17
  1991/09/30      16018.40                    19273.83
  1991/10/31      16285.29                    19532.10
  1991/11/30      15624.89                    18744.96
  1991/12/31      16856.90                    20889.38
  1992/01/31      17026.60                    20500.84
  1992/02/29      17552.65                    20767.35
  1992/03/31      17267.47                    20362.38
  1992/04/30      17882.91                    20961.04
  1992/05/31      18040.78                    21063.75
  1992/06/30      17839.91                    20749.90
  1992/07/31      18303.29                    21598.57
  1992/08/31      17868.75                    21155.80
  1992/09/30      17985.53                    21405.44
  1992/10/31      18219.19                    21480.36
  1992/11/30      18862.34                    22212.84
  1992/12/31      19332.07                    22486.05
  1993/01/31      19934.97                    22674.94
  1993/02/28      20451.12                    22983.32
  1993/03/31      21115.33                    23468.26
  1993/04/30      21011.83                    22900.33
  1993/05/31      21338.12                    23514.06
  1993/06/30      21546.66                    23582.25
  1993/07/31      21845.00                    23487.92
  1993/08/31      22607.35                    24378.11
  1993/09/30      22457.54                    24190.40
  1993/10/31      22727.21                    24691.14
  1993/11/30      22262.77                    24456.58
  1993/12/31      22817.10                    24752.50
  1994/01/31      23865.81                    25594.09
  1994/02/28      23236.58                    24900.49
  1994/03/31      22241.56                    23814.83
  1994/04/30      23009.55                    24119.66
  1994/05/31      23160.14                    24515.22
  1994/06/30      23007.45                    23914.60
  1994/07/31      23794.02                    24699.00
  1994/08/31      25034.40                    25711.65
  1994/09/30      24609.50                    25081.72
  1994/10/31      25065.23                    25646.06
  1994/11/30      24214.53                    24712.03
  1994/12/31      24275.63                    25078.51
  1995/01/31      24617.10                    25728.79
  1995/02/28      25470.78                    26731.44
  1995/03/31      26310.79                    27520.29
  1995/04/30      26997.43                    28330.76
  1995/05/31      27730.89                    29463.14
  1995/06/30      28106.00                    30147.57
  1995/07/31      29123.76                    31147.26
  1995/08/31      29452.58                    31225.44
  1995/09/30      30344.82                    32543.16
  1995/10/31      29983.95                    32426.98
  1995/11/30      31223.47                    33850.52
  1995/12/31      32033.24                    34502.48
  1996/01/31      32952.46                    35676.95
  1996/02/29      33065.31                    36007.67
  1996/03/31      33291.44                    36354.43
  1996/04/30      33501.63                    36890.29
  1996/05/31      33744.16                    37841.69
  1996/06/30      33534.13                    37985.87
  1996/07/31      32254.32                    36307.65
  1996/08/31      32869.92                    37073.38
  1996/09/30      34020.32                    39159.87
  1996/10/31      34702.35                    40239.90
  1996/11/30      36910.83                    43281.64
  1996/12/31      36518.73                    42424.23
  1997/01/31      37722.09                    45074.89
  1997/02/28      37989.51                    45428.28
  1997/03/31      36466.32                    43561.63
  1997/04/30      37989.24                    46162.26
  1997/05/31      40198.31                    48972.62
  1997/06/30      42138.98                    51166.59
  1997/07/31      45174.06                    55237.92
  1997/08/31      43346.30                    52143.49
  1997/09/30      45610.12                    54999.39
  1997/10/31      43596.43                    53162.41
  1997/11/28      44854.99                    55623.30
IMATRL PRASUN   SHR__CHT 19971130 19971210 115942 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class B on November 30, 1987. As the chart shows, by November 30, 1997, the value of the investment, would have been $44,855 - a 348.55% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends, and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,623- a 456.23% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
ADVISOR EQUITY INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). The Initial offering of Class C shares took place on November
3, 1997. Class C shares bear a 1.00% 12b-1 shareholder service fee that is reflected in returns after November 3, 1997. Returns between
June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B's 1.00% 12b- fee. Returns between September 10, 1992
(the date Class T shares were first offered) and June 30, 1994 are those of Class T shares, and reflect Class T shares' prior 0.65% 12b-1 fee. Returns prior to September 10, 1992 are those of the
Institutional Class, the original class of the fund which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to June 20, 1994 would have been lower. Class C's contingent deferred sales charge included in the past one year total return figure is 1.00%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                   PAST 1   PAST 5    PAST 10
                                                  YEAR     YEARS     YEARS

ADVISOR EQUITY INCOME FUND - CLASS C              22.02%   138.78%   350.40%

ADVISOR EQUITY INCOME FUND - CLASS C              21.02%   138.78%   350.40%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)                     28.51%   150.41%   456.23%

EQUITY INCOME FUNDS AVERAGE                       23.99%   119.16%   303.74%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 178 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997              PAST 1   PAST 5   PAST 10
                                             YEAR     YEARS    YEARS

ADVISOR EQUITY INCOME FUND - CLASS C         22.02%   19.01%   16.24%

ADVISOR EQUITY INCOME FUND - CLASS C         21.02%   19.01%   16.24%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                      28.51%   20.15%   18.69%

EQUITY INCOME FUNDS AVERAGE                  23.99%   16.84%   14.72%

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and shows you what would have happened if Class C had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971210 115958 S00000000000001
             FA Equity Income -CL C      S&P 500
             00480                       SP001
  1987/11/30      10000.00                    10000.00
  1987/12/31      10380.06                    10761.00
  1988/01/31      11089.99                    11214.04
  1988/02/29      11630.96                    11736.61
  1988/03/31      11478.78                    11373.95
  1988/04/30      11642.77                    11500.20
  1988/05/31      11785.69                    11600.25
  1988/06/30      12460.11                    12132.71
  1988/07/31      12437.86                    12086.60
  1988/08/31      12191.78                    11675.66
  1988/09/30      12552.02                    12173.04
  1988/10/31      12778.39                    12511.45
  1988/11/30      12698.81                    12332.54
  1988/12/31      12790.95                    12548.36
  1989/01/31      13610.59                    13466.90
  1989/02/28      13494.56                    13131.57
  1989/03/31      13762.81                    13437.54
  1989/04/30      14266.90                    14134.94
  1989/05/31      14608.27                    14707.41
  1989/06/30      14667.37                    14623.58
  1989/07/31      15593.73                    15944.09
  1989/08/31      15796.55                    16256.59
  1989/09/30      15592.81                    16189.94
  1989/10/31      14737.91                    15814.33
  1989/11/30      14931.51                    16136.94
  1989/12/31      15148.94                    16524.23
  1990/01/31      14191.01                    15415.45
  1990/02/28      14216.35                    15614.31
  1990/03/31      14216.35                    16028.09
  1990/04/30      13666.12                    15627.39
  1990/05/31      14566.05                    17151.06
  1990/06/30      14501.49                    17034.43
  1990/07/31      14267.80                    16979.92
  1990/08/31      13184.34                    15444.94
  1990/09/30      12187.31                    14692.77
  1990/10/31      11910.33                    14629.59
  1990/11/30      12706.12                    15574.66
  1990/12/31      12985.85                    16009.20
  1991/01/31      13646.60                    16707.20
  1991/02/28      14622.33                    17901.76
  1991/03/31      14855.69                    18334.98
  1991/04/30      14855.34                    18378.99
  1991/05/31      15668.89                    19172.96
  1991/06/30      14949.72                    18294.84
  1991/07/31      15767.87                    19147.38
  1991/08/31      16101.82                    19601.17
  1991/09/30      16018.40                    19273.83
  1991/10/31      16285.29                    19532.10
  1991/11/30      15624.89                    18744.96
  1991/12/31      16856.90                    20889.38
  1992/01/31      17026.60                    20500.84
  1992/02/29      17552.65                    20767.35
  1992/03/31      17267.47                    20362.38
  1992/04/30      17882.91                    20961.04
  1992/05/31      18040.78                    21063.75
  1992/06/30      17839.91                    20749.90
  1992/07/31      18303.29                    21598.57
  1992/08/31      17868.75                    21155.80
  1992/09/30      17985.53                    21405.44
  1992/10/31      18219.19                    21480.36
  1992/11/30      18862.34                    22212.84
  1992/12/31      19332.07                    22486.05
  1993/01/31      19934.97                    22674.94
  1993/02/28      20451.12                    22983.32
  1993/03/31      21115.33                    23468.26
  1993/04/30      21011.83                    22900.33
  1993/05/31      21338.12                    23514.06
  1993/06/30      21546.66                    23582.25
  1993/07/31      21845.00                    23487.92
  1993/08/31      22607.35                    24378.11
  1993/09/30      22457.54                    24190.40
  1993/10/31      22727.21                    24691.14
  1993/11/30      22262.77                    24456.58
  1993/12/31      22817.10                    24752.50
  1994/01/31      23865.81                    25594.09
  1994/02/28      23236.58                    24900.49
  1994/03/31      22241.56                    23814.83
  1994/04/30      23009.55                    24119.66
  1994/05/31      23160.14                    24515.22
  1994/06/30      23007.45                    23914.60
  1994/07/31      23794.02                    24699.00
  1994/08/31      25034.40                    25711.65
  1994/09/30      24609.50                    25081.72
  1994/10/31      25065.23                    25646.06
  1994/11/30      24214.53                    24712.03
  1994/12/31      24275.63                    25078.51
  1995/01/31      24617.10                    25728.79
  1995/02/28      25470.78                    26731.44
  1995/03/31      26310.79                    27520.29
  1995/04/30      26997.43                    28330.76
  1995/05/31      27730.89                    29463.14
  1995/06/30      28106.00                    30147.57
  1995/07/31      29123.76                    31147.26
  1995/08/31      29452.58                    31225.44
  1995/09/30      30344.82                    32543.16
  1995/10/31      29983.95                    32426.98
  1995/11/30      31223.47                    33850.52
  1995/12/31      32033.24                    34502.48
  1996/01/31      32952.46                    35676.95
  1996/02/29      33065.31                    36007.67
  1996/03/31      33291.44                    36354.43
  1996/04/30      33501.63                    36890.29
  1996/05/31      33744.16                    37841.69
  1996/06/30      33534.13                    37985.87
  1996/07/31      32254.32                    36307.65
  1996/08/31      32869.92                    37073.38
  1996/09/30      34020.32                    39159.87
  1996/10/31      34702.35                    40239.90
  1996/11/30      36910.83                    43281.64
  1996/12/31      36518.73                    42424.23
  1997/01/31      37722.09                    45074.89
  1997/02/28      37989.51                    45428.28
  1997/03/31      36466.32                    43561.63
  1997/04/30      37989.24                    46162.26
  1997/05/31      40198.31                    48972.62
  1997/06/30      42138.98                    51166.59
  1997/07/31      45174.06                    55237.92
  1997/08/31      43346.30                    52143.49
  1997/09/30      45610.12                    54999.39
  1997/10/31      43596.43                    53162.41
  1997/11/28      45039.58                    55623.30
IMATRL PRASUN   SHR__CHT 19971130 19971210 120001 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class C on November 30, 1987. As the chart shows, by November 30, 1997, the value of the investment, would have been $45,040 - a 350.40% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,623 - a 456.23% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The 12 months that ended
November 30, 1997, was a period
that truly tested the U.S. stock
market's resolve. But despite
frequent shifts in sentiment, an
interest-rate hike and global
volatility concerns, U.S. stocks still
managed to perform well. The
Standard & Poor's 500 Index - a
broad gauge of the U.S. stock
market - returned 28.51% during
the period, well above the
market's long-term annual
average of around 11%. In the first
half of the period, large-cap stocks
were responsible for much of the
market's gain, as investors were
drawn to stocks with recognizable
names and consistent
earnings-growth track records.
Consequently, stock prices soared
and enthusiasm was high. The
Federal Reserve Board - in an
attempt to halt inflation before it
appeared - raised a key
short-term interest rate by 0.25%
in March. The market paused
briefly, but then kept rolling as the
Dow Jones Industrial Average
reached the 8,000-point mark for
the first time ever in August. With
several multinational companies
announcing earnings shortfalls in
mid-August, small-cap stocks
came into favor among investors.
During August and September,
the Russell 2000 Index - which
measures small-cap stock
performance - was up 9.78%
while the S&P was down 0.43%.
Volatility in Asian markets in late
October sent skittish investors
running for cover. The Dow slid
554 points in one day, then
snapped back the next, reclaiming
330-plus points. Sensing
continued fallout from this
volatility, investors again became
quality-conscious and large-caps
regained their perch through
November.
An interview with Robert Chow, Portfolio Manager of Fidelity Advisor Equity Income Fund
Q. HOW DID THE FUND DO, BOB?
A. For the 12 months that ended November 30, 1997, the fund's Class A, T, B and C shares returned 22.05%, 22.12%, 21.52% and 22.02%, respectively. Over the same period, the Standard and Poor's 500 Index gained 28.51%. The equity income funds average was up 23.99%, according to Lipper Analytical Services.
Q. WHY DID THE FUND UNDERPERFORM THE AVERAGE AND THE INDEX?
A. The market paid a premium for certainty over the period, especially following the Asian crisis in October. That is, investors gravitated toward stocks of companies that generally post steady earnings growth in a variety of economic climates. As a result, investors who bought the blue chip stocks in the S&P 500 that fit this profile were rewarded, even though many of those stocks had very high valuations. I'm a value investor, and I won't buy a stock unless it meets my value criteria. I should note that relative to its peer group, the fund was ahead for most of the period. The November 30 cutoff point for the period happened to catch the fund trailing the equity income funds average by a small amount.
Q. THE FUND'S SECTOR ALLOCATIONS SEEM QUITE STABLE WHEN COMPARED TO THOSE REPORTED SIX MONTHS AGO. CAN YOU COMMENT ON THAT?
A. Sure. My goal is to achieve an annual turnover rate of about 33%, which means that, on average, the fund holds a stock for three years. In practice, the fund's turnover rate has been somewhat higher than 33%, as I have attempted to balance low turnover with profitability considerations. For example, the turnover rate increased after the stock market's sharp drop at the end of October because many stocks in a variety of sectors that were not interesting to me before the drop suddenly became attractive from a value standpoint. Many new opportunities were created literally overnight, and I took the opportunity to upgrade the risk/reward profile of the fund.
Q. ONE OF THE RISKS OF VALUE INVESTING IS BEING TOO EARLY WITH A PURCHASE. HOW DO YOU HANDLE THAT ISSUE?
A. In addition to value considerations, I look closely at the basic business prospects of a company. I want to determine if there's a good reason for a stock's low valuation. I look at relative valuation as well as absolute valuation. With relative valuation, I look at how a stock is valued compared to similar stocks in its sector. For example, if the stock of one bank has a lower relative valuation than that of most other bank stocks, that stock might be attractive from a value standpoint even though its absolute valuation might not be particularly low. I'm not necessarily trying to buy stocks at their absolute bottom.
Q. WHAT STOCKS DID WELL FOR THE FUND?
A. Wal-Mart has been one of the top five holdings since I began managing the fund in April of 1996. From 1993 to 1995 the stock didn't do much, as the company absorbed the costs of opening its superstores, which offer groceries in addition to all of the items people usually associate with Wal-Mart. The worst of the adjustment process seems to be behind the company, and the stock rose in response to higher sales and profits. Another good performer for the fund was IBM. In addition to displaying a renewed emphasis on cutting costs and raising cash flow, the company bought back almost 20% of its shares over the past three years, thereby raising earnings for each share still outstanding.
Q. WHAT STOCKS PERFORMED POORLY FOR THE FUND?
A. Mercury Finance, which the fund no longer owns, was a major disappointment. The stock went from $15 to $2 in a single day when it was discovered that the company's financial statements had been falsified. Another holding that hurt the fund's performance was Newmont Mining, a precious-metals mining company whose stock declined as the price of gold went from about $370 an ounce to just under $300 an ounce during the period.
Q. WHAT'S YOUR OUTLOOK, BOB?
A. My outlook for the fund is very positive. Over the long term, and in most market environments, history has shown that a value approach has brought investors very competitive returns. I do not have a favorite sector where I am looking for opportunities right now. My plan is to continue to analyze stocks on an individual basis using my valuation models, without trying to predict where the overall market will go.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

BOB CHOW ON THE
IMPORTANCE OF LOOKING AT
RISK-ADJUSTED RETURNS:
"One thing to keep in mind with a
relatively low-volatility stock fund
like this one is that its returns on a
risk-adjusted basis are often much
more comparable to those of the
Standard & Poor's 500 Index than
the absolute returns would suggest.
Over the past year, I managed the
fund with a beta of .78, which means
that the fund had only 78% of the
volatility of the index. That means
significantly less risk for the fund's
shareholders. If the fund returns 78%
of the index's returns with only 78%
of its volatility in a given time period, those are equivalent returns according to the most meaningful way of measuring them.
"To fairly evaluate the performance
of any fund against that of any other
fund or index, therefore, investors
need to have not only the absolute
performance numbers but also the
beta numbers. Beta tells you how
much risk, relative to some
benchmark, a fund exposed its
shareholders to in the process of
achieving its absolute returns. In a
few years, I think our industry will be
emphasizing risk-adjusted returns to
a much greater extent, and absolute
returns will cease to be as important
as they are now."
FUND FACTS
GOAL: seeks to maintain a yield
that exceeds the composite
dividend yield of the S&P 500,
also considers the potential for
achieving capital appreciation
START DATE: April 25, 1983
SIZE: as of November 30,
1997, more than $3.3 billion
MANAGER: Robert Chow, since
1996; joined Fidelity in 1989
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1997
                                        % OF FUND'S    % OF FUND'S INVESTMENTS
                                        INVESTMENTS    IN THESE STOCKS
                                                       6 MONTHS AGO

WAL-MART STORES, INC.                   3.6            3.2

PHILIP MORRIS COMPANIES, INC.           2.7            2.2

BRITISH PETROLEUM PLC ADR               2.5            3.5

INTERNATIONAL BUSINESS MACHINES CORP.   2.3            2.2

CITICORP                                2.1            0.9

FLEET FINANCIAL GROUP, INC.             1.9            0.8

U. S. WEST COMMUNICATIONS GROUP         1.8            0.7

PITNEY BOWES, INC.                      1.6            1.2

ALLSTATE CORP.                          1.5            1.5

AMERICAN HOME PRODUCTS CORP.            1.5            0.3

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE MARKET SECTORS
                                    6 MONTHS AGO

FINANCE              18.4           18.0

BASIC INDUSTRIES     8.8            6.9

ENERGY               8.6            8.0

RETAIL & WHOLESALE   8.6            6.8

NONDURABLES          7.3            6.7

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1997 * AS OF MAY 31, 1997 **
ROW: 1, COL: 1, VALUE: 5.9
ROW: 1, COL: 2, VALUE: 2.0
ROW: 1, COL: 3, VALUE: 0.0
ROW: 1, COL: 4, VALUE: 50.0
ROW: 1, COL: 5, VALUE: 42.0
STOCKS AND
EQUITY FUTURES 91.5%
BONDS 1.7%
CONVERTIBLE
SECURITIES 0.9%
SHORT-TERM
INVESTMENTS 5.9%
FOREIGN
INVESTMENTS 5.4%
STOCKS 93.0%
BONDS 0.0%
CONVERTIBLE
SECURITIES 1.1%
SHORT-TERM
INVESTMENTS 5.9%
FOREIGN
INVESTMENTS 6.3%
ROW: 1, COL: 1, VALUE: 5.9
ROW: 1, COL: 2, VALUE: 1.5
ROW: 1, COL: 3, VALUE: 2.5
ROW: 1, COL: 4, VALUE: 50.0
ROW: 1, COL: 5, VALUE: 40.0
*
**
INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 93.0%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 3.9%
AEROSPACE & DEFENSE - 2.7%
AlliedSignal, Inc.   280,000 $ 10,395
Boeing Co.   340,000  18,062
Lockheed Martin Corp.   400,000  39,025
Rockwell International Corp.   150,000  7,312
United Technologies Corp.   240,000  17,985
  92,779
DEFENSE ELECTRONICS - 0.7%
Litton Industries, Inc. (a)  340,000  17,128
Raytheon Co.   133,600  7,473
  24,601
SHIP BUILDING & REPAIR - 0.5%
General Dynamics Corp.   140,000  12,127
Newport News Shipbuilding, Inc.   150,000  3,638
  15,765
TOTAL AEROSPACE & DEFENSE   133,145
BASIC INDUSTRIES - 8.8%
CHEMICALS & PLASTICS - 4.4%
Cabot Corp.   500,000  13,094
Dow Chemical Co.   50,000  4,937
du Pont (E.I.) de Nemours & Co.   320,000  19,380
Ferro Corp.   520,000  19,922
Goodrich (B.F.) Co.   360,000  16,020
Monsanto Co.   180,000  7,864
Olin Corp.   380,000  18,810
Union Carbide Corp.   700,000  30,888
Valspar Corp.   100,000  3,038
Witco Corp.   330,000  14,231
  148,184
IRON & STEEL - 0.3%
Nucor Corp.   200,000  10,000
METALS & MINING - 1.1%
Alumax, Inc. (a)  720,000  22,635
Aluminum Co. of America  220,000  14,795
  37,430
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - 3.0%
Champion International Corp.   350,000 $ 18,747
Chesapeake Corp.   160,000  5,480
Georgia-Pacific Corp.   320,000  27,320
Kimberly-Clark Corp.   20,000  1,041
Mead Corp.   100,000  6,456
Pentair, Inc.   680,000  25,670
Union Camp Corp.   120,000  7,208
Unisource Worldwide, Inc.   530,000  8,314
  100,236
TOTAL BASIC INDUSTRIES   295,850
CONSTRUCTION & REAL ESTATE - 4.1%
BUILDING MATERIALS - 2.6%
CalMat Co.   340,000  8,904
Masco Corp.   540,000  25,448
RPM, Inc.   1,000,000  20,000
Sherwin-Williams Co.   107,100  3,059
USG Corp. (a)  660,000  30,938
  88,349
CONSTRUCTION - 0.4%
Centex Corp.   110,000  6,971
Lennar Corp.   350,000  7,306
  14,277
ENGINEERING - 0.2%
Fluor Corp.   160,000  5,750
REAL ESTATE - 0.2%
LNR Property Corp.   350,000  8,138
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Duke Realty Investors, Inc.   223,672  5,144
Felcor Suite Hotels, Inc.  100,000  3,631
Public Storage, Inc.   240,000  6,630
RFS Hotel Investors, Inc.  350,000  6,650
  22,055
TOTAL CONSTRUCTION & REAL ESTATE   138,569
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - 5.9%
AUTOS, TIRES, & ACCESSORIES - 3.5%
Chrysler Corp.   1,100,000 $ 37,744
Cummins Engine Co., Inc.   140,000  9,012
Eaton Corp.   140,000  13,221
General Motors Corp.   470,000  28,670
ITT Industries, Inc. (a)  565,900  17,967
Meritor Automotive, Inc.   50,000  1,119
Modine Manufacturing Co.   260,000  8,824
Snap-On Tools Corp.   60,000  2,636
  119,193
CONSUMER DURABLES - 0.7%
Minnesota Mining & Manufacturing Co.   230,000  22,411
CONSUMER ELECTRONICS - 0.9%
Maytag Co.   740,000  23,911
Whirlpool Corp.   150,000  8,222
  32,133
HOME FURNISHINGS - 0.6%
Heilig-Meyers Co.   200,000  2,587
Leggett & Platt, Inc.   420,000  18,060
  20,647
TEXTILES & APPAREL - 0.2%
NIKE, Inc. Class B  110,000  5,356
TOTAL DURABLES   199,740
ENERGY - 8.6%
ENERGY SERVICES - 1.5%
Baker Hughes, Inc.   450,000  18,844
Schlumberger Ltd.   210,000  17,286
Western Atlas, Inc. (a)  210,000  14,608
  50,738
OIL & GAS - 7.1%
Amerada Hess Corp.   320,000  17,920
Atlantic Richfield Co.   60,000  4,890
British Petroleum PLC ADR  1,000,000  83,000
Burlington Resources, Inc.   300,000  13,350
Chevron Corp.   330,000  26,462
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Kerr-McGee Corp.   220,000 $ 14,589
Occidental Petroleum Corp.   520,000  15,437
Royal Dutch Petroleum Co.   400,000  21,075
Texaco, Inc.   360,000  20,340
Total SA sponsored ADR  419,400  22,045
  239,108
TOTAL ENERGY   289,846
FINANCE - 17.3%
BANKS - 4.7%
Bank of New York Co., Inc.   470,000  25,262
Citicorp  600,000  71,963
Comerica, Inc.   150,000  12,778
NationsBank Corp.   800,000  48,050
  158,053
CREDIT & OTHER FINANCE - 3.5%
American Express Co.   540,000  42,592
Fleet Financial Group, Inc.   970,000  64,081
Household International, Inc.   90,000  11,340
  118,013
FEDERAL SPONSORED CREDIT - 2.3%
Federal Home Loan Mortgage Corporation  750,000  30,938
Federal National Mortgage Association  780,000  41,194
SLM Holding Corp.   50,000  6,456
  78,588
INSURANCE - 6.4%
Aetna, Inc.   100,000  7,538
Allstate Corp.   600,000  51,525
Berkley (W.R.) Corp.   240,000  9,990
CIGNA Corp.   220,000  36,795
General Re Corp.   120,000  23,820
Hartford Financial Services Group, Inc.   340,000  28,475
Loews Corp.   170,000  18,041
PXRE Corp.   660,000  19,511
Provident Companies, Inc.   370,000  12,141
SAFECO Corp.   150,000  7,331
  215,167
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
SECURITIES INDUSTRY - 0.4%
Lehman Brothers Holdings, Inc.   260,000 $ 13,146
TOTAL FINANCE   582,967
HEALTH - 4.5%
DRUGS & PHARMACEUTICALS - 3.3%
American Home Products Corp.   720,000  50,310
Bristol-Myers Squibb Co.   400,000  37,450
Merck & Co., Inc.   270,000  25,532
  113,292
MEDICAL EQUIPMENT & SUPPLIES - 0.2%
Allegiance Corp.   190,000  6,021
MEDICAL FACILITIES MANAGEMENT - 1.0%
Columbia/HCA Healthcare Corp.   500,000  14,750
Tenet Healthcare Corp. (a)  570,000  18,062
  32,812
TOTAL HEALTH   152,125
HOLDING COMPANIES - 0.8%
Norfolk Southern Corp.   130,000  4,136
PartnerRe Ltd.   500,000  21,625
  25,761
INDUSTRIAL MACHINERY & EQUIPMENT - 4.2%
ELECTRICAL EQUIPMENT - 1.4%
Alcatel Alsthom Compagnie Generale d'Electricite SA
sponsored ADR  300,000  7,425
Emerson Electric Co.   230,000  12,650
General Electric Co.   380,000  28,025
  48,100
INDUSTRIAL MACHINERY & EQUIPMENT - 2.1%
Caterpillar, Inc.   320,000  15,340
Deere & Co.   110,000  6,029
Ingersoll-Rand Co.   270,000  11,036
Tyco International Ltd.   620,000  24,335
UNOVA, Inc.   900,000  15,188
  71,928
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 0.7%
Browning-Ferris Industries, Inc.   530,000 $ 18,914
Waste Management, Inc.  177,200  4,364
  23,278
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   143,306
MEDIA & LEISURE - 2.7%
BROADCASTING - 0.3%
Gaylord Entertainment Co.   300,000  9,169
ENTERTAINMENT - 0.1%
MGM Grand, Inc. (a)  109,700  4,292
LODGING & GAMING - 0.5%
Circus Circus Enterprises, Inc. (a)  90,000  1,856
ITT Corp.   190,000  14,416
  16,272
PUBLISHING - 1.8%
ACNielsen Corp. (a)  1,324,200  29,712
Dun & Bradstreet Corp.   540,000  15,120
Knight-Ridder, Inc.   120,000  6,015
Times Mirror Co. Class A  150,000  8,906
  59,753
RESTAURANTS - 0.0%
Tricon Global Restaurants, Inc. (a)  15,000  507
Uno Restaurant Corp. (a)  200,000  1,250
  1,757
TOTAL MEDIA & LEISURE   91,243
NONDURABLES - 7.3%
BEVERAGES - 0.7%
Anheuser-Busch Companies, Inc.   400,000  17,275
PepsiCo, Inc.   140,000  5,163
  22,438
FOODS - 0.2%
Quaker Oats Co.   130,000  6,890
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - 3.0%
Church & Dwight Co., Inc.   330,000 $ 9,694
Clorox Co.   550,000  42,694
First Brands Corp.   120,000  3,082
Rubbermaid, Inc.   220,000  5,335
Unilever NV ADR  700,000  40,644
  101,449
TOBACCO - 3.4%
Philip Morris Companies, Inc.   2,100,000  91,350
RJR Nabisco Holdings Corp.   520,000  18,947
Schweitzer-Mauduit International, Inc.   140,000  4,970
  115,267
TOTAL NONDURABLES   246,044
PRECIOUS METALS - 0.3%
Newmont Mining Corp.   320,000  9,620
RETAIL & WHOLESALE - 8.6%
APPAREL STORES - 0.2%
TJX Companies, Inc.   200,000  6,900
DRUG STORES - 1.0%
CVS Corp.   100,000  6,638
Rite Aid Corp.   420,000  27,615
  34,253
GENERAL MERCHANDISE STORES - 5.1%
Dillards, Inc. Class A  100,000  3,656
Federated Department Stores, Inc. (a)  600,000  27,338
May Department Stores Co. (The)  200,000  10,750
Nordstrom, Inc.   180,000  10,620
Wal-Mart Stores, Inc.   3,000,000  119,812
  172,176
GROCERY STORES - 0.7%
Albertson's, Inc.   140,000  6,213
Richfood Holdings, Inc. Class A  250,000  6,828
Safeway, Inc. (a)  160,000  9,720
  22,761
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 1.6%
Boise Cascade Office Products Corp. (a)  400,000 $ 7,250
Fabri-Centers of America, Inc. Class B (non-vtg.) (a)  320,000  6,440
Home Depot, Inc.   450,000  25,172
Officemax, Inc. (a)  800,000  11,250
Toys "R" Us, Inc. (a)  100,000  3,412
  53,524
TOTAL RETAIL & WHOLESALE   289,614
SERVICES - 0.3%
PRINTING - 0.3%
Reynolds & Reynolds Co. Class A  500,000  9,563
TECHNOLOGY - 7.2%
COMPUTER SERVICES & SOFTWARE - 0.5%
Electronic Data Systems Corp.   460,000  17,480
COMPUTERS & OFFICE EQUIPMENT - 5.0%
International Business Machines Corp.   710,000  77,789
Komag, Inc. (a)  200,000  4,013
Pitney Bowes, Inc.   640,000  53,800
Seagate Technology (a)  250,000  5,672
Unisys Corp. (a)  1,000,000  14,312
Wang Laboratories, Inc. (a)  550,000  12,169
  167,755
ELECTRONIC INSTRUMENTS - 0.1%
KLA-Tencor Corp. (a)  100,000  3,875
ELECTRONICS - 1.4%
AMP, Inc.   890,000  38,659
Thomas & Betts Corp.   160,000  7,260
  45,919
PHOTOGRAPHIC EQUIPMENT - 0.2%
Eastman Kodak Co.   50,000  3,031
Imation Corp. (a)  180,000  3,139
  6,170
TOTAL TECHNOLOGY   241,199
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 2.7%
AIR TRANSPORTATION - 0.5%
AMR Corp. (a)  80,000 $ 9,695
Delta Air Lines, Inc.   80,000  8,915
  18,610
RAILROADS - 1.0%
Burlington Northern Santa Fe Corp.   200,000  18,300
CSX Corp.   280,000  14,647
  32,947
TRUCKING & FREIGHT - 1.2%
Arnold Industries, Inc.   620,000  11,082
Consolidated Freightways Corp.   1,030,000  16,094
Pittston Co. (Burlington Group)  260,000  7,166
USFreightways Corp.   170,000  5,228
  39,570
TOTAL TRANSPORTATION   91,127
UTILITIES - 5.8%
ELECTRIC UTILITY - 0.3%
American Electric Power Co., Inc.   220,000  10,904
TELEPHONE SERVICES - 5.5%
AT&T Corp.   200,000  11,175
Bell Atlantic Corp.   560,000  49,980
BellSouth Corp.   680,000  37,230
MCI Communications Corp.   260,000  11,424
SBC Communications, Inc.   30,000  2,184
Sprint Corp.   240,000  14,055
U. S. WEST Communications Group  1,330,000  60,099
  186,147
TOTAL UTILITIES   197,051
TOTAL COMMON STOCKS
(Cost $2,384,846)   3,136,770
CONVERTIBLE PREFERRED STOCKS - 1.1%
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 1.1%
INSURANCE - 1.1%
Allstate Corp. $2.30 ACES  660,000 $ 36,300
MEDIA & LEISURE - 0.0%
PUBLISHING - 0.0%
Taylor, J.N. Holdings Ltd. 9 1/2% (a)  50,000  -
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $27,345)   36,300
CASH EQUIVALENTS - 5.9%
Taxable Central Cash Fund (b)
(Cost $199,107)  199,106,982  199,107
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,611,298)  $ 3,372,177
SECURITY TYPE ABBREVIATIONS
ACES - Automatic Common Exchange
  Securities.
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.69%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At November 30, 1997, the aggregate cost of investment securities for income tax purposes was $2,613,586,000. Net unrealized appreciation aggregated $758,591,000, of which $812,263,000 related to appreciated investment securities and $53,672,000 related to depreciated investment securities.
The fund hereby designates approximately $17,867,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $2,611,298) -                          $ 3,372,177
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                  14,820

RECEIVABLE FOR FUND SHARES SOLD                                                  4,087

DIVIDENDS RECEIVABLE                                                             5,737

INTEREST RECEIVABLE                                                              850

OTHER RECEIVABLES                                                                40

PREPAID EXPENSES                                                                 14

 TOTAL ASSETS                                                                    3,397,725

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                    $ 27,530

PAYABLE FOR FUND SHARES REDEEMED                                      3,935

ACCRUED MANAGEMENT FEE                                                1,339

DISTRIBUTION FEES PAYABLE                                             1,464

OTHER PAYABLES AND ACCRUED EXPENSES                                   705

 TOTAL LIABILITIES                                                               34,973

NET ASSETS                                                                      $ 3,362,752

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                 $ 2,363,921

UNDISTRIBUTED NET INVESTMENT INCOME                                              3,579

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                            234,373
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                        760,879

NET ASSETS                                                                      $ 3,362,752


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) NOVEMBER 30, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                                       $26.69
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($25,659 (DIVIDED BY) 961.4 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $26.69)                      $28.32

CLASS T:                                                                    $26.85
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($2,190,070 (DIVIDED BY) 81,556 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $26.85)                      $27.82

CLASS B:                                                                    $26.73
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($682,308 (DIVIDED BY) 25,522 SHARES) A

CLASS C:                                                                    $26.84
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($684 (DIVIDED BY) 25.48 SHARES) A

INSTITUTIONAL CLASS:                                                        $27.07
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($464,031 (DIVIDED BY) 17,143 SHARES)


A REDEMPTION PRICE PER-SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED NOVEMBER 30, 1997

INVESTMENT INCOME                                                     $ 52,216
DIVIDENDS

INTEREST                                                               15,362

 TOTAL INCOME                                                          67,578

EXPENSES

MANAGEMENT FEE                                             $ 14,928

TRANSFER AGENT FEES                                         5,444

DISTRIBUTION FEES                                           15,529

ACCOUNTING FEES AND EXPENSES                                808

NON-INTERESTED TRUSTEES' COMPENSATION                       16

CUSTODIAN FEES AND EXPENSES                                 49

REGISTRATION FEES                                           254

AUDIT                                                       80

LEGAL                                                       28

MISCELLANEOUS                                               95

 TOTAL EXPENSES BEFORE REDUCTIONS                           37,231

 EXPENSE REDUCTIONS                                         (433)      36,798

NET INVESTMENT INCOME                                                  30,780

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      223,510

 FOREIGN CURRENCY TRANSACTIONS                              (3)

 FUTURES CONTRACTS                                          20,001     243,508

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      326,757

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES               1          326,758

NET GAIN (LOSS)                                                        570,266

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 601,046
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED      YEAR ENDED
                                                          NOVEMBER 30,    NOVEMBER 30,
                                                          1997            1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 30,780        $ 29,299
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  243,508         69,742

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      326,758         261,601

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           601,046         360,642
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (31,851)        (28,968)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (64,869)        (35,076)

 TOTAL DISTRIBUTIONS                                       (96,720)        (64,044)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)               337,812         776,408

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  842,138         1,073,006

NET ASSETS

 BEGINNING OF PERIOD                                       2,520,614       1,447,608

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 3,362,752     $ 2,520,614
INCOME OF $3,579 AND $4,640, RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
      YEARS ENDED NOVEMBER 30,

      1997                       1996 F


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 22.78    $ 20.38

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME E                                             .23        .06

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             4.61       2.44

 TOTAL FROM INVESTMENT OPERATIONS                                    4.84       2.50

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.34)      (.10)

 FROM NET REALIZED GAIN                                              (.59)      -

 TOTAL DISTRIBUTIONS                                                 (.93)      (.10)

NET ASSET VALUE, END OF PERIOD                                      $ 26.69    $ 22.78

TOTAL RETURN B, C                                                    22.05%     12.31%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 25,659   $ 3,306

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.26% G    1.46% A, D,
                                                                                G

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.25% H    1.44% A, H

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 .93%       1.27% A

PORTFOLIO TURNOVER                                                   55%        78%

AVERAGE COMMISSION RATE I                                           $ .0430    $ .0424


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,                  $ 22.83       $ 19.95       $ 15.96     $ 14.86     $ 12.86
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME             .26 C         .30 C         .31         .28 C       .33

 NET REALIZED AND UNREALIZED       4.62          3.35          4.26        1.03        1.97
 GAIN (LOSS)

 TOTAL FROM INVESTMENT             4.88          3.65          4.57        1.31        2.30
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME        (.27)         (.31)         (.30)       (.21)       (.30)

 FROM NET REALIZED GAIN            (.59)         (.46)         (.28)       -           -

 TOTAL DISTRIBUTIONS               (.86)         (.77)         (.58)       (.21)       (.30)

NET ASSET VALUE, END OF PERIOD    $ 26.85       $ 22.83       $ 19.95     $ 15.96     $ 14.86

TOTAL RETURN A, B                  22.12%        18.89%        29.46%      8.84%       18.03%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 2,190,070   $ 1,672,994   $ 880,054   $ 179,501   $ 42,326
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE       1.23%         1.27%         1.48%       1.67%       1.77%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE       1.21% D       1.26% D       1.47% D     1.64% D     1.77%
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME     1.05%         1.45%         1.78%       1.69%       2.02%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER                 55%           78%           80%         140%        120%

AVERAGE COMMISSION RATE E         $ .0430       $ .0424


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD         $ 22.73     $ 19.90     $ 15.94     $ 15.21

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                        .13 D       .19 D       .26         .08 D

 NET REALIZED AND UNREALIZED GAIN (LOSS)      4.61        3.33        4.23        .72

 TOTAL FROM INVESTMENT OPERATIONS             4.74        3.52        4.49        .80

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                   (.15)       (.23)       (.25)       (.07)

 FROM NET REALIZED GAIN                       (.59)       (.46)       (.28)       -

 TOTAL DISTRIBUTIONS                          (.74)       (.69)       (.53)       (.07)

NET ASSET VALUE, END OF PERIOD               $ 26.73     $ 22.73     $ 19.90     $ 15.94

TOTAL RETURN B, C                             21.52%      18.22%      28.95%      5.25%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)      $ 682,308   $ 500,447   $ 270,101   $ 35,373

RATIO OF EXPENSES TO AVERAGE NET ASSETS       1.74% F     1.81%       1.85%       2.24% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS       1.73% G     1.79% G     1.84% G     2.18% A,
AFTER EXPENSE REDUCTIONS                                                         G

RATIO OF NET INVESTMENT INCOME TO AVERAGE     .53%        .92%        1.41%       1.15% A
NET ASSETS

PORTFOLIO TURNOVER                            55%         78%         80%         140%

AVERAGE COMMISSION RATE H                    $ .0430     $ .0424



A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B
SHARES) TO NOVEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION
RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS C
      YEAR ENDED
      NOVEMBER 30,

      1997 H

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 26.65

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME C                                             .02

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .17

 TOTAL FROM INVESTMENT OPERATIONS                                    .19

NET ASSET VALUE, END OF PERIOD                                      $ 26.84

TOTAL RETURN B, D                                                    .71%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 684

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.85% A, E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.81% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 1.24% A

PORTFOLIO TURNOVER                                                   55%

AVERAGE COMMISSION RATE G                                           $ .0430

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
D TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF C SHARES) TO
NOVEMBER 30, 1997.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,                     $ 23.00     $ 20.09     $ 16.07     $ 14.93     $ 12.88
BEGINNING OF PERIOD

INCOME FROM
INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                .39 B       .42 B       .45         .41 B       .39

 NET REALIZED AND UNREALIZED          4.68        3.37        4.28        1.05        2.02
 GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS     5.07        3.79        4.73        1.46        2.41

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME           (.41)       (.42)       (.43)       (.32)       (.36)

 FROM NET REALIZED GAIN               (.59)       (.46)       (.28)       -           -

 TOTAL DISTRIBUTIONS                  (1.00)      (.88)       (.71)       (.32)       (.36)

NET ASSET VALUE, END OF PERIOD       $ 27.07     $ 23.00     $ 20.09     $ 16.07     $ 14.93

TOTAL RETURN A                        22.87%      19.54%      30.43%      9.82%       18.90%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD            $ 464,031   $ 343,867   $ 297,453   $ 197,533   $ 191,138
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE          .69%        .71%        .74%        .73%        .80%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE NET      .67%        .70%        .73%        .71%        .79%
ASSETS AFTER EXPENSE REDUCTIONS      C           C           C           C           C

RATIO OF NET INVESTMENT INCOME        1.60%       2.02%       2.52%       2.62%       3.00%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER                    55%         78%         80%         140%        120%

AVERAGE COMMISSION RATE D            $ .0430     $ .0424


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Equity Income Fund (the fund) is a fund of Fidelity Advisor Series III (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are borne by Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures and options transactions, market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,853,868,000 and $1,519,043,000, respectively, of which U.S. government and government agency obligations aggregated $3,171,000 and $48,219,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $503,243,000 and $523,245,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

CLASS C     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO        DEALERS'
           FDC            PORTION

CLASS A    $ 32,000       $ 32,000

CLASS T     9,636,000      9,636,000

CLASS B     5,861,000      1,465,000

CLASS C     256            256

           $ 15,529,256   $ 11,133,256

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997) and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% (4% to 1% prior to January 2,
1997) for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 461,000     $ 337,000

CLASS T     1,835,000     1,302,000

CLASS B     1,017,000     0*

           $ 3,313,000   $ 1,639,000

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH
 WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT        % OF
                        AGENT                    AVERAGE
                                                 NET ASSETS

CLASS A                 FIIOC*     $ 31,000      .24

CLASS T**               FIIOC*      3,566,000    .18

CLASS B                 FIIOC*      1,194,000    .20

CLASS C                 FIIOC*      50               .22***

INSTITUTIONAL CLASS     FIIOC*      653,000      .14

                                   $ 5,444,050

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET,
HOWEVER, HAD DELEGATED CERTAIN    TRANSFER, DIVIDEND DISBURSING, AND
SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
*** ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $473,000 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
           FMR           REIMBURSEMENT
           EXPENSE
           LIMITATIONS

CLASS A    1.10%         $ 2,000

CLASS B    1.85%          33,000

CLASS C    1.85%          6,000

                         $ 41,000

Effective November 1, 1997, Class A, Class T, Class B, and the Institutional Class expense limitations were changed from 1.50% to 1.10%, 1.75% to 1.35%, 2.25% to 1.85%, and from 1.25% to 0.85% of each
Class' average net assets, respectively.
5. EXPENSE REDUCTIONS - CONTINUED
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $358,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER
                       AGENT
                       INTEREST CREDITS

CLASS T                $ 5,000

INSTITUTIONAL CLASS     29,000

                       $ 34,000

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              YEARS ENDED NOVEMBER 30,

                              1997                       1996 A

CLASS A

FROM NET INVESTMENT INCOME    $ 131,000                  $ 4,000

FROM NET REALIZED GAIN         98,000                     -

TOTAL                         $ 229,000                  $ 4,000

CLASS T

FROM NET INVESTMENT INCOME    $ 20,835,000               $ 18,521,000

FROM NET REALIZED GAIN         43,072,000                 21,465,000

TOTAL                         $ 63,907,000               $ 39,986,000

CLASS B

FROM NET INVESTMENT INCOME    $ 3,503,000                $ 4,108,000

FROM NET REALIZED GAIN         13,038,000                 6,588,000

TOTAL                         $ 16,541,000               $ 10,696,000

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ 7,382,000                $ 6,335,000

FROM NET REALIZED GAIN         8,661,000                  7,023,000

TOTAL                         $ 16,043,000               $ 13,358,000

                              $ 96,720,000               $ 64,044,000

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

AMOUNTS IN THOUSANDS             YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                 NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,

                                 1997 B         1996 A         1997 B         1996 A

CLASS A                           919            150           $ 22,745       $ 3,202
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     9              -              208            3

SHARES REDEEMED                   (112)          (5)            (2,828)        (105)

NET INCREASE (DECREASE)           816            145           $ 20,125       $ 3,100

CLASS T                           28,655         44,565        $ 693,829      $ 918,821
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     2,675          1,866          60,512         37,447

SHARES REDEEMED                   (23,070)       (17,253)       (558,854)      (358,513)

NET INCREASE (DECREASE)           8,260          29,178        $ 195,486      $ 597,755

CLASS B                           5,544          11,769        $ 135,409      $ 243,202
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     700            478            15,570         9,527

SHARES REDEEMED                   (2,738)        (3,806)        (66,167)       (79,827)

NET INCREASE (DECREASE)           3,506          8,441         $ 84,812       $ 172,902

CLASS C                           25             -             $ 678          $ -
SHARES SOLD

NET INCREASE (DECREASE)           25             -             $ 678          $ -

INSTITUTIONAL CLASS               11,368         7,490         $ 260,181      $ 155,473
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     515            432            11,887         8,672

SHARES REDEEMED                   (9,691)        (7,780)        (235,357)      (161,494)

NET INCREASE (DECREASE)           2,192          142           $ 36,711       $ 2,651


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 33,000

CLASS T                 134,000

CLASS B                 46,000

CLASS C                 6,000

INSTITUTIONAL CLASS     35,000

                       $ 254,000

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series III and the Shareholders of Fidelity Advisor Equity Income Fund:
We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Series III: Fidelity Advisor Equity Income Fund, including the schedule of portfolio investments, as of November 30, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T, Class B, Class C and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series III: Fidelity Advisor Equity Income Fund as of November 30, 1997, the results of it's operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T, Class B, Class C and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 13, 1998
DISTRIBUTIONS


The Board of Trustees of Advisor Equity Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 12/22/97 12/19/97 $.06 $1.54
 1/5/98 1/2/98 - $.18
Class T 12/22/97 12/19/97 $.05 $1.54
 1/5/98 1/2/98 - $.18
Class B 12/22/97 12/19/97 $.02 $1.54
 1/5/98 1/2/98 - $.18
Class C 12/22/97 12/19/97 $.05 $1.54
 1/5/98 1/2/98 - $.18
A total of 8.31% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 80.10%, 59.78%, and 70.26% of the dividends distributed by Class A, Class T, and Class B, respectively, during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1998 of these percentages for use in preparing 1997 income tax returns.


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane, Jr., Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
EQUITY INCOME
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                6    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       9    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              10   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     20   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    29   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    38   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            39


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR EQUITY INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1997                          PAST 1   PAST 5    PAST 10
                                                         YEAR     YEARS     YEARS

ADVISOR EQUITY INCOME FUND - INSTITUTIONAL CLASS         22.87%   150.15%   372.57%

S&P 500(REGISTERED TRADEMARK)                            28.51%   150.41%   456.23%

EQUITY INCOME FUNDS AVERAGE                              23.99%   119.16%   303.74%


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the Institutional Class' returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how
Institutional Class' performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 178 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                    PAST 1   PAST 5   PAST 10
                                                   YEAR     YEARS    YEARS

ADVISOR EQUITY INCOME FUND - INSTITUTIONAL CLASS   22.87%   20.13%   16.80%

S&P 500                                            28.51%   20.15%   18.69%

EQUITY INCOME FUNDS AVERAGE                        23.99%   16.84%   14.72%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971210 115959 S00000000000001
             FA Equity Income -CL I      S&P 500
             00080                       SP001
  1987/11/30      10000.00                    10000.00
  1987/12/31      10380.06                    10761.00
  1988/01/31      11089.99                    11214.04
  1988/02/29      11630.96                    11736.61
  1988/03/31      11478.78                    11373.95
  1988/04/30      11642.77                    11500.20
  1988/05/31      11785.69                    11600.25
  1988/06/30      12460.11                    12132.71
  1988/07/31      12437.86                    12086.60
  1988/08/31      12191.78                    11675.66
  1988/09/30      12552.02                    12173.04
  1988/10/31      12778.39                    12511.45
  1988/11/30      12698.81                    12332.54
  1988/12/31      12790.95                    12548.36
  1989/01/31      13610.59                    13466.90
  1989/02/28      13494.56                    13131.57
  1989/03/31      13762.81                    13437.54
  1989/04/30      14266.90                    14134.94
  1989/05/31      14608.27                    14707.41
  1989/06/30      14667.37                    14623.58
  1989/07/31      15593.73                    15944.09
  1989/08/31      15796.55                    16256.59
  1989/09/30      15592.81                    16189.94
  1989/10/31      14737.91                    15814.33
  1989/11/30      14931.51                    16136.94
  1989/12/31      15148.94                    16524.23
  1990/01/31      14191.01                    15415.45
  1990/02/28      14216.35                    15614.31
  1990/03/31      14216.35                    16028.09
  1990/04/30      13666.12                    15627.39
  1990/05/31      14566.05                    17151.06
  1990/06/30      14501.49                    17034.43
  1990/07/31      14267.80                    16979.92
  1990/08/31      13184.34                    15444.94
  1990/09/30      12187.31                    14692.77
  1990/10/31      11910.33                    14629.59
  1990/11/30      12706.12                    15574.66
  1990/12/31      12985.85                    16009.20
  1991/01/31      13646.60                    16707.20
  1991/02/28      14622.33                    17901.76
  1991/03/31      14855.69                    18334.98
  1991/04/30      14855.34                    18378.99
  1991/05/31      15668.89                    19172.96
  1991/06/30      14949.72                    18294.84
  1991/07/31      15767.87                    19147.38
  1991/08/31      16101.82                    19601.17
  1991/09/30      16018.40                    19273.83
  1991/10/31      16285.29                    19532.10
  1991/11/30      15624.89                    18744.96
  1991/12/31      16856.90                    20889.38
  1992/01/31      17026.60                    20500.84
  1992/02/29      17552.65                    20767.35
  1992/03/31      17267.47                    20362.38
  1992/04/30      17882.91                    20961.04
  1992/05/31      18040.78                    21063.75
  1992/06/30      17839.91                    20749.90
  1992/07/31      18303.29                    21598.57
  1992/08/31      17868.75                    21155.80
  1992/09/30      18014.65                    21405.44
  1992/10/31      18233.77                    21480.36
  1992/11/30      18891.58                    22212.84
  1992/12/31      19376.14                    22486.05
  1993/01/31      19964.79                    22674.94
  1993/02/28      20481.56                    22983.32
  1993/03/31      21161.51                    23468.26
  1993/04/30      21087.50                    22900.33
  1993/05/31      21429.57                    23514.06
  1993/06/30      21653.78                    23582.25
  1993/07/31      21953.20                    23487.92
  1993/08/31      22748.40                    24378.11
  1993/09/30      22612.99                    24190.40
  1993/10/31      22883.81                    24691.14
  1993/11/30      22462.54                    24456.58
  1993/12/31      23019.21                    24752.50
  1994/01/31      24102.47                    25594.09
  1994/02/28      23500.66                    24900.49
  1994/03/31      22499.12                    23814.83
  1994/04/30      23286.96                    24119.66
  1994/05/31      23468.77                    24515.22
  1994/06/30      23329.10                    23914.60
  1994/07/31      24137.77                    24699.00
  1994/08/31      25419.42                    25711.65
  1994/09/30      25005.52                    25081.72
  1994/10/31      25496.72                    25646.06
  1994/11/30      24667.81                    24712.03
  1994/12/31      24744.94                    25078.51
  1995/01/31      25138.22                    25728.79
  1995/02/28      26034.89                    26731.44
  1995/03/31      26902.78                    27520.29
  1995/04/30      27632.03                    28330.76
  1995/05/31      28424.68                    29463.14
  1995/06/30      28821.98                    30147.57
  1995/07/31      29890.05                    31147.26
  1995/08/31      30256.71                    31225.44
  1995/09/30      31212.67                    32543.16
  1995/10/31      30876.37                    32426.98
  1995/11/30      32173.56                    33850.52
  1995/12/31      33033.03                    34502.48
  1996/01/31      34022.79                    35676.95
  1996/02/29      34171.22                    36007.67
  1996/03/31      34435.89                    36354.43
  1996/04/30      34684.46                    36890.29
  1996/05/31      34966.18                    37841.69
  1996/06/30      34784.32                    37985.87
  1996/07/31      33486.15                    36307.65
  1996/08/31      34151.88                    37073.38
  1996/09/30      35383.87                    39159.87
  1996/10/31      36119.64                    40239.90
  1996/11/30      38460.73                    43281.64
  1996/12/31      38073.48                    42424.23
  1997/01/31      39384.57                    45074.89
  1997/02/28      39695.09                    45428.28
  1997/03/31      38152.10                    43561.63
  1997/04/30      39780.75                    46162.26
  1997/05/31      42102.45                    48972.62
  1997/06/30      44197.76                    51166.59
  1997/07/31      47398.22                    55237.92
  1997/08/31      45537.08                    52143.49
  1997/09/30      47955.34                    54999.39
  1997/10/31      45877.91                    53162.41
  1997/11/28      47257.04                    55623.30
IMATRL PRASUN   SHR__CHT 19971130 19971210 120004 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Institutional Class on November 30, 1987. As the chart shows, by November 30, 1997, the value of the investment would have grown to $47,257 - a 372.57% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,623 - a 456.23% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The 12 months that ended
November 30, 1997, was a period
that truly tested the U.S. stock
market's resolve. But despite
frequent shifts in sentiment, an
interest-rate hike and global
volatility concerns, U.S. stocks still
managed to perform well. The
Standard & Poor's 500 Index - a
broad gauge of the U.S. stock
market - returned 28.51% during
the period, well above the
market's long-term annual
average of around 11%. In the first
half of the period, large-cap stocks
were responsible for much of the
market's gain, as investors were
drawn to stocks with recognizable
names and consistent
earnings-growth track records.
Consequently, stock prices soared
and enthusiasm was high. The
Federal Reserve Board - in an
attempt to halt inflation before it
appeared - raised a key
short-term interest rate by 0.25%
in March. The market paused
briefly, but then kept rolling as the
Dow Jones Industrial Average
reached the 8,000-point mark for
the first time ever in August. With
several multinational companies
announcing earnings shortfalls in
mid-August, small-cap stocks
came into favor among investors.
During August and September,
the Russell 2000 Index - which
measures small-cap stock
performance - was up 9.78%
while the S&P was down 0.43%.
Volatility in Asian markets in late
October sent skittish investors
running for cover. The Dow slid
554 points in one day, then
snapped back the next, reclaiming
330-plus points. Sensing
continued fallout from this
volatility, investors again became
quality-conscious and large-caps
regained their perch through
November.
An interview with Robert Chow, Portfolio Manager of Fidelity Advisor Equity Income Fund
Q. HOW DID THE FUND DO, BOB?
A. For the 12 months that ended November 30, 1997, the fund's Institutional Class shares returned 22.87%. Over the same period, the Standard and Poor's 500 Index gained 28.51%. The equity income funds average was up 23.99%, according to Lipper Analytical Services.
Q. WHY DID THE FUND UNDERPERFORM THE AVERAGE AND THE INDEX?
A. The market paid a premium for certainty over the period, especially following the Asian crisis in October. That is, investors gravitated toward stocks of companies that generally post steady earnings growth in a variety of economic climates. As a result, investors who bought the blue chip stocks in the S&P 500 that fit this profile were rewarded, even though many of those stocks had very high valuations. I'm a value investor, and I won't buy a stock unless it meets my value criteria. I should note that relative to its peer group, the fund was ahead for most of the period. The November 30 cutoff point for the period happened to catch the fund trailing the equity income funds average by a small amount.
Q. THE FUND'S SECTOR ALLOCATIONS SEEM QUITE STABLE WHEN COMPARED TO THOSE REPORTED SIX MONTHS AGO. CAN YOU COMMENT ON THAT?
A. Sure. My goal is to achieve an annual turnover rate of about 33%, which means that, on average, the fund holds a stock for three years. In practice, the fund's turnover rate has been somewhat higher than 33%, as I have attempted to balance low turnover with profitability considerations. For example, the turnover rate increased after the stock market's sharp drop at the end of October because many stocks in a variety of sectors that were not interesting to me before the drop suddenly became attractive from a value standpoint. Many new opportunities were created literally overnight, and I took the opportunity to upgrade the risk/reward profile of the fund.
Q. ONE OF THE RISKS OF VALUE INVESTING IS BEING TOO EARLY WITH A PURCHASE. HOW DO YOU HANDLE THAT ISSUE?
A. In addition to value considerations, I look closely at the basic business prospects of a company. I want to determine if there's a good reason for a stock's low valuation. I look at relative valuation as well as absolute valuation. With relative valuation, I look at how a stock is valued compared to similar stocks in its sector. For example, if the stock of one bank has a lower relative valuation than that of most other bank stocks, that stock might be attractive from a value standpoint even though its absolute valuation might not be particularly low. I'm not necessarily trying to buy stocks at their absolute bottom.
Q. WHAT STOCKS DID WELL FOR THE FUND?
A. Wal-Mart has been one of the top five holdings since I began managing the fund in April of 1996. From 1993 to 1995 the stock didn't do much, as the company absorbed the costs of opening its superstores, which offer groceries in addition to all of the items people usually associate with Wal-Mart. The worst of the adjustment process seems to be behind the company, and the stock rose in response to higher sales and profits. Another good performer for the fund was IBM. In addition to displaying a renewed emphasis on cutting costs and raising cash flow, the company bought back almost 20% of its shares over the past three years, thereby raising earnings for each share still outstanding.
Q. WHAT STOCKS PERFORMED POORLY FOR THE FUND?
A. Mercury Finance, which the fund no longer owns, was a major disappointment. The stock went from $15 to $2 in a single day when it was discovered that the company's financial statements had been falsified. Another holding that hurt the fund's performance was Newmont Mining, a precious-metals mining company whose stock declined as the price of gold went from about $370 an ounce to just under $300 an ounce during the period.
Q. WHAT'S YOUR OUTLOOK, BOB?
A. My outlook for the fund is very positive. Over the long term, and in most market environments, history has shown that a value approach has brought investors very competitive returns. I do not have a favorite sector where I am looking for opportunities right now. My plan is to continue to analyze stocks on an individual basis using my valuation models, without trying to predict where the overall market will go.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

BOB CHOW ON THE
IMPORTANCE OF LOOKING AT
RISK-ADJUSTED RETURNS:
"One thing to keep in mind with a
relatively low-volatility stock fund
like this one is that its returns on a
risk-adjusted basis are often much
more comparable to those of the
Standard & Poor's 500 Index than
the absolute returns would suggest.
Over the past year, I managed the
fund with a beta of .78, which means
that the fund had only 78% of the
volatility of the index. That means
significantly less risk for the fund's
shareholders. If the fund returns 78%
of the index's returns with only 78%
of its volatility in a given time period, those are equivalent returns according to the most meaningful way of measuring them.
"To fairly evaluate the performance
of any fund against that of any other
fund or index, therefore, investors
need to have not only the absolute
performance numbers but also the
beta numbers. Beta tells you how
much risk, relative to some
benchmark, a fund exposed its
shareholders to in the process of
achieving its absolute returns. In a
few years, I think our industry will be
emphasizing risk-adjusted returns to
a much greater extent, and absolute
returns will cease to be as important
as they are now."
FUND FACTS
GOAL: seeks to maintain a yield
that exceeds the composite
dividend yield of the S&P 500,
also considers the potential for
achieving capital appreciation
START DATE: April 25, 1983
SIZE: as of November 30,
1997, more than $3.3 billion
MANAGER: Robert Chow, since
1996; joined Fidelity in 1989
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1997
                                        % OF FUND'S    % OF FUND'S INVESTMENTS
                                        INVESTMENTS    IN THESE STOCKS
                                                       6 MONTHS AGO

WAL-MART STORES, INC.                   3.6            3.2

PHILIP MORRIS COMPANIES, INC.           2.7            2.2

BRITISH PETROLEUM PLC ADR               2.5            3.5

INTERNATIONAL BUSINESS MACHINES CORP.   2.3            2.2

CITICORP                                2.1            0.9

FLEET FINANCIAL GROUP, INC.             1.9            0.8

U. S. WEST COMMUNICATIONS GROUP         1.8            0.7

PITNEY BOWES, INC.                      1.6            1.2

ALLSTATE CORP.                          1.5            1.5

AMERICAN HOME PRODUCTS CORP.            1.5            0.3

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE MARKET SECTORS
                                    6 MONTHS AGO

FINANCE              18.4           18.0

BASIC INDUSTRIES     8.8            6.9

ENERGY               8.6            8.0

RETAIL & WHOLESALE   8.6            6.8

NONDURABLES          7.3            6.7

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1997 * AS OF MAY 31, 1997 **
ROW: 1, COL: 1, VALUE: 5.9
ROW: 1, COL: 2, VALUE: 2.0
ROW: 1, COL: 3, VALUE: 0.0
ROW: 1, COL: 4, VALUE: 50.0
ROW: 1, COL: 5, VALUE: 42.0
STOCKS AND
EQUITY FUTURES 91.5%
BONDS 1.7%
CONVERTIBLE
SECURITIES 0.9%
SHORT-TERM
INVESTMENTS 5.9%
FOREIGN
INVESTMENTS 5.4%
STOCKS 93.0%
BONDS 0.0%
CONVERTIBLE
SECURITIES 1.1%
SHORT-TERM
INVESTMENTS 5.9%
FOREIGN
INVESTMENTS 6.3%
ROW: 1, COL: 1, VALUE: 5.9
ROW: 1, COL: 2, VALUE: 1.5
ROW: 1, COL: 3, VALUE: 2.5
ROW: 1, COL: 4, VALUE: 50.0
ROW: 1, COL: 5, VALUE: 40.0
*
**
INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 93.0%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 3.9%
AEROSPACE & DEFENSE - 2.7%
AlliedSignal, Inc.   280,000 $ 10,395
Boeing Co.   340,000  18,062
Lockheed Martin Corp.   400,000  39,025
Rockwell International Corp.   150,000  7,312
United Technologies Corp.   240,000  17,985
  92,779
DEFENSE ELECTRONICS - 0.7%
Litton Industries, Inc. (a)  340,000  17,128
Raytheon Co.   133,600  7,473
  24,601
SHIP BUILDING & REPAIR - 0.5%
General Dynamics Corp.   140,000  12,127
Newport News Shipbuilding, Inc.   150,000  3,638
  15,765
TOTAL AEROSPACE & DEFENSE   133,145
BASIC INDUSTRIES - 8.8%
CHEMICALS & PLASTICS - 4.4%
Cabot Corp.   500,000  13,094
Dow Chemical Co.   50,000  4,937
du Pont (E.I.) de Nemours & Co.   320,000  19,380
Ferro Corp.   520,000  19,922
Goodrich (B.F.) Co.   360,000  16,020
Monsanto Co.   180,000  7,864
Olin Corp.   380,000  18,810
Union Carbide Corp.   700,000  30,888
Valspar Corp.   100,000  3,038
Witco Corp.   330,000  14,231
  148,184
IRON & STEEL - 0.3%
Nucor Corp.   200,000  10,000
METALS & MINING - 1.1%
Alumax, Inc. (a)  720,000  22,635
Aluminum Co. of America  220,000  14,795
  37,430
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - 3.0%
Champion International Corp.   350,000 $ 18,747
Chesapeake Corp.   160,000  5,480
Georgia-Pacific Corp.   320,000  27,320
Kimberly-Clark Corp.   20,000  1,041
Mead Corp.   100,000  6,456
Pentair, Inc.   680,000  25,670
Union Camp Corp.   120,000  7,208
Unisource Worldwide, Inc.   530,000  8,314
  100,236
TOTAL BASIC INDUSTRIES   295,850
CONSTRUCTION & REAL ESTATE - 4.1%
BUILDING MATERIALS - 2.6%
CalMat Co.   340,000  8,904
Masco Corp.   540,000  25,448
RPM, Inc.   1,000,000  20,000
Sherwin-Williams Co.   107,100  3,059
USG Corp. (a)  660,000  30,938
  88,349
CONSTRUCTION - 0.4%
Centex Corp.   110,000  6,971
Lennar Corp.   350,000  7,306
  14,277
ENGINEERING - 0.2%
Fluor Corp.   160,000  5,750
REAL ESTATE - 0.2%
LNR Property Corp.   350,000  8,138
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Duke Realty Investors, Inc.   223,672  5,144
Felcor Suite Hotels, Inc.  100,000  3,631
Public Storage, Inc.   240,000  6,630
RFS Hotel Investors, Inc.  350,000  6,650
  22,055
TOTAL CONSTRUCTION & REAL ESTATE   138,569
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - 5.9%
AUTOS, TIRES, & ACCESSORIES - 3.5%
Chrysler Corp.   1,100,000 $ 37,744
Cummins Engine Co., Inc.   140,000  9,012
Eaton Corp.   140,000  13,221
General Motors Corp.   470,000  28,670
ITT Industries, Inc. (a)  565,900  17,967
Meritor Automotive, Inc.   50,000  1,119
Modine Manufacturing Co.   260,000  8,824
Snap-On Tools Corp.   60,000  2,636
  119,193
CONSUMER DURABLES - 0.7%
Minnesota Mining & Manufacturing Co.   230,000  22,411
CONSUMER ELECTRONICS - 0.9%
Maytag Co.   740,000  23,911
Whirlpool Corp.   150,000  8,222
  32,133
HOME FURNISHINGS - 0.6%
Heilig-Meyers Co.   200,000  2,587
Leggett & Platt, Inc.   420,000  18,060
  20,647
TEXTILES & APPAREL - 0.2%
NIKE, Inc. Class B  110,000  5,356
TOTAL DURABLES   199,740
ENERGY - 8.6%
ENERGY SERVICES - 1.5%
Baker Hughes, Inc.   450,000  18,844
Schlumberger Ltd.   210,000  17,286
Western Atlas, Inc. (a)  210,000  14,608
  50,738
OIL & GAS - 7.1%
Amerada Hess Corp.   320,000  17,920
Atlantic Richfield Co.   60,000  4,890
British Petroleum PLC ADR  1,000,000  83,000
Burlington Resources, Inc.   300,000  13,350
Chevron Corp.   330,000  26,462
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Kerr-McGee Corp.   220,000 $ 14,589
Occidental Petroleum Corp.   520,000  15,437
Royal Dutch Petroleum Co.   400,000  21,075
Texaco, Inc.   360,000  20,340
Total SA sponsored ADR  419,400  22,045
  239,108
TOTAL ENERGY   289,846
FINANCE - 17.3%
BANKS - 4.7%
Bank of New York Co., Inc.   470,000  25,262
Citicorp  600,000  71,963
Comerica, Inc.   150,000  12,778
NationsBank Corp.   800,000  48,050
  158,053
CREDIT & OTHER FINANCE - 3.5%
American Express Co.   540,000  42,592
Fleet Financial Group, Inc.   970,000  64,081
Household International, Inc.   90,000  11,340
  118,013
FEDERAL SPONSORED CREDIT - 2.3%
Federal Home Loan Mortgage Corporation  750,000  30,938
Federal National Mortgage Association  780,000  41,194
SLM Holding Corp.   50,000  6,456
  78,588
INSURANCE - 6.4%
Aetna, Inc.   100,000  7,538
Allstate Corp.   600,000  51,525
Berkley (W.R.) Corp.   240,000  9,990
CIGNA Corp.   220,000  36,795
General Re Corp.   120,000  23,820
Hartford Financial Services Group, Inc.   340,000  28,475
Loews Corp.   170,000  18,041
PXRE Corp.   660,000  19,511
Provident Companies, Inc.   370,000  12,141
SAFECO Corp.   150,000  7,331
  215,167
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
SECURITIES INDUSTRY - 0.4%
Lehman Brothers Holdings, Inc.   260,000 $ 13,146
TOTAL FINANCE   582,967
HEALTH - 4.5%
DRUGS & PHARMACEUTICALS - 3.3%
American Home Products Corp.   720,000  50,310
Bristol-Myers Squibb Co.   400,000  37,450
Merck & Co., Inc.   270,000  25,532
  113,292
MEDICAL EQUIPMENT & SUPPLIES - 0.2%
Allegiance Corp.   190,000  6,021
MEDICAL FACILITIES MANAGEMENT - 1.0%
Columbia/HCA Healthcare Corp.   500,000  14,750
Tenet Healthcare Corp. (a)  570,000  18,062
  32,812
TOTAL HEALTH   152,125
HOLDING COMPANIES - 0.8%
Norfolk Southern Corp.   130,000  4,136
PartnerRe Ltd.   500,000  21,625
  25,761
INDUSTRIAL MACHINERY & EQUIPMENT - 4.2%
ELECTRICAL EQUIPMENT - 1.4%
Alcatel Alsthom Compagnie Generale d'Electricite SA
sponsored ADR  300,000  7,425
Emerson Electric Co.   230,000  12,650
General Electric Co.   380,000  28,025
  48,100
INDUSTRIAL MACHINERY & EQUIPMENT - 2.1%
Caterpillar, Inc.   320,000  15,340
Deere & Co.   110,000  6,029
Ingersoll-Rand Co.   270,000  11,036
Tyco International Ltd.   620,000  24,335
UNOVA, Inc.   900,000  15,188
  71,928
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 0.7%
Browning-Ferris Industries, Inc.   530,000 $ 18,914
Waste Management, Inc.  177,200  4,364
  23,278
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   143,306
MEDIA & LEISURE - 2.7%
BROADCASTING - 0.3%
Gaylord Entertainment Co.   300,000  9,169
ENTERTAINMENT - 0.1%
MGM Grand, Inc. (a)  109,700  4,292
LODGING & GAMING - 0.5%
Circus Circus Enterprises, Inc. (a)  90,000  1,856
ITT Corp.   190,000  14,416
  16,272
PUBLISHING - 1.8%
ACNielsen Corp. (a)  1,324,200  29,712
Dun & Bradstreet Corp.   540,000  15,120
Knight-Ridder, Inc.   120,000  6,015
Times Mirror Co. Class A  150,000  8,906
  59,753
RESTAURANTS - 0.0%
Tricon Global Restaurants, Inc. (a)  15,000  507
Uno Restaurant Corp. (a)  200,000  1,250
  1,757
TOTAL MEDIA & LEISURE   91,243
NONDURABLES - 7.3%
BEVERAGES - 0.7%
Anheuser-Busch Companies, Inc.   400,000  17,275
PepsiCo, Inc.   140,000  5,163
  22,438
FOODS - 0.2%
Quaker Oats Co.   130,000  6,890
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - 3.0%
Church & Dwight Co., Inc.   330,000 $ 9,694
Clorox Co.   550,000  42,694
First Brands Corp.   120,000  3,082
Rubbermaid, Inc.   220,000  5,335
Unilever NV ADR  700,000  40,644
  101,449
TOBACCO - 3.4%
Philip Morris Companies, Inc.   2,100,000  91,350
RJR Nabisco Holdings Corp.   520,000  18,947
Schweitzer-Mauduit International, Inc.   140,000  4,970
  115,267
TOTAL NONDURABLES   246,044
PRECIOUS METALS - 0.3%
Newmont Mining Corp.   320,000  9,620
RETAIL & WHOLESALE - 8.6%
APPAREL STORES - 0.2%
TJX Companies, Inc.   200,000  6,900
DRUG STORES - 1.0%
CVS Corp.   100,000  6,638
Rite Aid Corp.   420,000  27,615
  34,253
GENERAL MERCHANDISE STORES - 5.1%
Dillards, Inc. Class A  100,000  3,656
Federated Department Stores, Inc. (a)  600,000  27,338
May Department Stores Co. (The)  200,000  10,750
Nordstrom, Inc.   180,000  10,620
Wal-Mart Stores, Inc.   3,000,000  119,812
  172,176
GROCERY STORES - 0.7%
Albertson's, Inc.   140,000  6,213
Richfood Holdings, Inc. Class A  250,000  6,828
Safeway, Inc. (a)  160,000  9,720
  22,761
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 1.6%
Boise Cascade Office Products Corp. (a)  400,000 $ 7,250
Fabri-Centers of America, Inc. Class B (non-vtg.) (a)  320,000  6,440
Home Depot, Inc.   450,000  25,172
Officemax, Inc. (a)  800,000  11,250
Toys "R" Us, Inc. (a)  100,000  3,412
  53,524
TOTAL RETAIL & WHOLESALE   289,614
SERVICES - 0.3%
PRINTING - 0.3%
Reynolds & Reynolds Co. Class A  500,000  9,563
TECHNOLOGY - 7.2%
COMPUTER SERVICES & SOFTWARE - 0.5%
Electronic Data Systems Corp.   460,000  17,480
COMPUTERS & OFFICE EQUIPMENT - 5.0%
International Business Machines Corp.   710,000  77,789
Komag, Inc. (a)  200,000  4,013
Pitney Bowes, Inc.   640,000  53,800
Seagate Technology (a)  250,000  5,672
Unisys Corp. (a)  1,000,000  14,312
Wang Laboratories, Inc. (a)  550,000  12,169
  167,755
ELECTRONIC INSTRUMENTS - 0.1%
KLA-Tencor Corp. (a)  100,000  3,875
ELECTRONICS - 1.4%
AMP, Inc.   890,000  38,659
Thomas & Betts Corp.   160,000  7,260
  45,919
PHOTOGRAPHIC EQUIPMENT - 0.2%
Eastman Kodak Co.   50,000  3,031
Imation Corp. (a)  180,000  3,139
  6,170
TOTAL TECHNOLOGY   241,199
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 2.7%
AIR TRANSPORTATION - 0.5%
AMR Corp. (a)  80,000 $ 9,695
Delta Air Lines, Inc.   80,000  8,915
  18,610
RAILROADS - 1.0%
Burlington Northern Santa Fe Corp.   200,000  18,300
CSX Corp.   280,000  14,647
  32,947
TRUCKING & FREIGHT - 1.2%
Arnold Industries, Inc.   620,000  11,082
Consolidated Freightways Corp.   1,030,000  16,094
Pittston Co. (Burlington Group)  260,000  7,166
USFreightways Corp.   170,000  5,228
  39,570
TOTAL TRANSPORTATION   91,127
UTILITIES - 5.8%
ELECTRIC UTILITY - 0.3%
American Electric Power Co., Inc.   220,000  10,904
TELEPHONE SERVICES - 5.5%
AT&T Corp.   200,000  11,175
Bell Atlantic Corp.   560,000  49,980
BellSouth Corp.   680,000  37,230
MCI Communications Corp.   260,000  11,424
SBC Communications, Inc.   30,000  2,184
Sprint Corp.   240,000  14,055
U. S. WEST Communications Group  1,330,000  60,099
  186,147
TOTAL UTILITIES   197,051
TOTAL COMMON STOCKS
(Cost $2,384,846)   3,136,770
CONVERTIBLE PREFERRED STOCKS - 1.1%
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 1.1%
INSURANCE - 1.1%
Allstate Corp. $2.30 ACES  660,000 $ 36,300
MEDIA & LEISURE - 0.0%
PUBLISHING - 0.0%
Taylor, J.N. Holdings Ltd. 9 1/2% (a)  50,000  -
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $27,345)   36,300
CASH EQUIVALENTS - 5.9%
Taxable Central Cash Fund (b)
(Cost $199,107)  199,106,982  199,107
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,611,298)  $ 3,372,177
SECURITY TYPE ABBREVIATIONS
ACES - Automatic Common Exchange
  Securities.
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.69%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At November 30, 1997, the aggregate cost of investment securities for income tax purposes was $2,613,586,000. Net unrealized appreciation aggregated $758,591,000, of which $812,263,000 related to appreciated investment securities and $53,672,000 related to depreciated investment securities.
The fund hereby designates approximately $17,867,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $2,611,298) -                          $ 3,372,177
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                  14,820

RECEIVABLE FOR FUND SHARES SOLD                                                  4,087

DIVIDENDS RECEIVABLE                                                             5,737

INTEREST RECEIVABLE                                                              850

OTHER RECEIVABLES                                                                40

PREPAID EXPENSES                                                                 14

 TOTAL ASSETS                                                                    3,397,725

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                    $ 27,530

PAYABLE FOR FUND SHARES REDEEMED                                      3,935

ACCRUED MANAGEMENT FEE                                                1,339

DISTRIBUTION FEES PAYABLE                                             1,464

OTHER PAYABLES AND ACCRUED EXPENSES                                   705

 TOTAL LIABILITIES                                                               34,973

NET ASSETS                                                                      $ 3,362,752

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                 $ 2,363,921

UNDISTRIBUTED NET INVESTMENT INCOME                                              3,579

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                            234,373
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                        760,879

NET ASSETS                                                                      $ 3,362,752


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) NOVEMBER 30, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                                       $26.69
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($25,659 (DIVIDED BY) 961.4 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $26.69)                      $28.32

CLASS T:                                                                    $26.85
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($2,190,070 (DIVIDED BY) 81,556 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $26.85)                      $27.82

CLASS B:                                                                    $26.73
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($682,308 (DIVIDED BY) 25,522 SHARES) A

CLASS C:                                                                    $26.84
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($684 (DIVIDED BY) 25.48 SHARES) A

INSTITUTIONAL CLASS:                                                        $27.07
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($464,031 (DIVIDED BY) 17,143 SHARES)


A REDEMPTION PRICE PER-SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED NOVEMBER 30, 1997

INVESTMENT INCOME                                                     $ 52,216
DIVIDENDS

INTEREST                                                               15,362

 TOTAL INCOME                                                          67,578

EXPENSES

MANAGEMENT FEE                                             $ 14,928

TRANSFER AGENT FEES                                         5,444

DISTRIBUTION FEES                                           15,529

ACCOUNTING FEES AND EXPENSES                                808

NON-INTERESTED TRUSTEES' COMPENSATION                       16

CUSTODIAN FEES AND EXPENSES                                 49

REGISTRATION FEES                                           254

AUDIT                                                       80

LEGAL                                                       28

MISCELLANEOUS                                               95

 TOTAL EXPENSES BEFORE REDUCTIONS                           37,231

 EXPENSE REDUCTIONS                                         (433)      36,798

NET INVESTMENT INCOME                                                  30,780

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      223,510

 FOREIGN CURRENCY TRANSACTIONS                              (3)

 FUTURES CONTRACTS                                          20,001     243,508

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      326,757

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES               1          326,758

NET GAIN (LOSS)                                                        570,266

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 601,046
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED      YEAR ENDED
                                                          NOVEMBER 30,    NOVEMBER 30,
                                                          1997            1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 30,780        $ 29,299
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  243,508         69,742

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      326,758         261,601

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           601,046         360,642
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (31,851)        (28,968)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (64,869)        (35,076)

 TOTAL DISTRIBUTIONS                                       (96,720)        (64,044)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)               337,812         776,408

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  842,138         1,073,006

NET ASSETS

 BEGINNING OF PERIOD                                       2,520,614       1,447,608

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 3,362,752     $ 2,520,614
INCOME OF $3,579 AND $4,640, RESPECTIVELY)



FINANCIAL HIGHLIGHTS - CLASS A
      YEARS ENDED NOVEMBER 30,

      1997                       1996 F


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 22.78    $ 20.38

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME E                                             .23        .06

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             4.61       2.44

 TOTAL FROM INVESTMENT OPERATIONS                                    4.84       2.50

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.34)      (.10)

 FROM NET REALIZED GAIN                                              (.59)      -

 TOTAL DISTRIBUTIONS                                                 (.93)      (.10)

NET ASSET VALUE, END OF PERIOD                                      $ 26.69    $ 22.78

TOTAL RETURN B, C                                                    22.05%     12.31%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 25,659   $ 3,306

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.26% G    1.46% A, D,
                                                                                G

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.25% H    1.44% A, H

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 .93%       1.27% A

PORTFOLIO TURNOVER                                                   55%        78%

AVERAGE COMMISSION RATE I                                           $ .0430    $ .0424


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,                  $ 22.83       $ 19.95       $ 15.96     $ 14.86     $ 12.86
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME             .26 C         .30 C         .31         .28 C       .33

 NET REALIZED AND UNREALIZED       4.62          3.35          4.26        1.03        1.97
 GAIN (LOSS)

 TOTAL FROM INVESTMENT             4.88          3.65          4.57        1.31        2.30
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME        (.27)         (.31)         (.30)       (.21)       (.30)

 FROM NET REALIZED GAIN            (.59)         (.46)         (.28)       -           -

 TOTAL DISTRIBUTIONS               (.86)         (.77)         (.58)       (.21)       (.30)

NET ASSET VALUE, END OF PERIOD    $ 26.85       $ 22.83       $ 19.95     $ 15.96     $ 14.86

TOTAL RETURN A, B                  22.12%        18.89%        29.46%      8.84%       18.03%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 2,190,070   $ 1,672,994   $ 880,054   $ 179,501   $ 42,326
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE       1.23%         1.27%         1.48%       1.67%       1.77%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE       1.21% D       1.26% D       1.47% D     1.64% D     1.77%
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME     1.05%         1.45%         1.78%       1.69%       2.02%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER                 55%           78%           80%         140%        120%

AVERAGE COMMISSION RATE E         $ .0430       $ .0424


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD         $ 22.73     $ 19.90     $ 15.94     $ 15.21

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                        .13 D       .19 D       .26         .08 D

 NET REALIZED AND UNREALIZED GAIN (LOSS)      4.61        3.33        4.23        .72

 TOTAL FROM INVESTMENT OPERATIONS             4.74        3.52        4.49        .80

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                   (.15)       (.23)       (.25)       (.07)

 FROM NET REALIZED GAIN                       (.59)       (.46)       (.28)       -

 TOTAL DISTRIBUTIONS                          (.74)       (.69)       (.53)       (.07)

NET ASSET VALUE, END OF PERIOD               $ 26.73     $ 22.73     $ 19.90     $ 15.94

TOTAL RETURN B, C                             21.52%      18.22%      28.95%      5.25%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)      $ 682,308   $ 500,447   $ 270,101   $ 35,373

RATIO OF EXPENSES TO AVERAGE NET ASSETS       1.74% F     1.81%       1.85%       2.24% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS       1.73% G     1.79% G     1.84% G     2.18% A,
AFTER EXPENSE REDUCTIONS                                                         G

RATIO OF NET INVESTMENT INCOME TO AVERAGE     .53%        .92%        1.41%       1.15% A
NET ASSETS

PORTFOLIO TURNOVER                            55%         78%         80%         140%

AVERAGE COMMISSION RATE H                    $ .0430     $ .0424



A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B
SHARES) TO NOVEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION
RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS C
      YEAR ENDED
      NOVEMBER 30,

      1997 H

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 26.65

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME C                                             .02

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .17

 TOTAL FROM INVESTMENT OPERATIONS                                    .19

NET ASSET VALUE, END OF PERIOD                                      $ 26.84

TOTAL RETURN B, D                                                    .71%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 684

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.85% A, E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.81% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 1.24% A

PORTFOLIO TURNOVER                                                   55%

AVERAGE COMMISSION RATE G                                           $ .0430

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
D TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF C SHARES) TO
NOVEMBER 30, 1997.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,                     $ 23.00     $ 20.09     $ 16.07     $ 14.93     $ 12.88
BEGINNING OF PERIOD

INCOME FROM
INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                .39 B       .42 B       .45         .41 B       .39

 NET REALIZED AND UNREALIZED          4.68        3.37        4.28        1.05        2.02
 GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS     5.07        3.79        4.73        1.46        2.41

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME           (.41)       (.42)       (.43)       (.32)       (.36)

 FROM NET REALIZED GAIN               (.59)       (.46)       (.28)       -           -

 TOTAL DISTRIBUTIONS                  (1.00)      (.88)       (.71)       (.32)       (.36)

NET ASSET VALUE, END OF PERIOD       $ 27.07     $ 23.00     $ 20.09     $ 16.07     $ 14.93

TOTAL RETURN A                        22.87%      19.54%      30.43%      9.82%       18.90%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD            $ 464,031   $ 343,867   $ 297,453   $ 197,533   $ 191,138
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE          .69%        .71%        .74%        .73%        .80%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE NET      .67%        .70%        .73%        .71%        .79%
ASSETS AFTER EXPENSE REDUCTIONS      C           C           C           C           C

RATIO OF NET INVESTMENT INCOME        1.60%       2.02%       2.52%       2.62%       3.00%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER                    55%         78%         80%         140%        120%

AVERAGE COMMISSION RATE D            $ .0430     $ .0424


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997


9. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Equity Income Fund (the fund) is a fund of Fidelity Advisor Series III (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are borne by Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures and options transactions, market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
10. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities.
11. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,853,868,000 and $1,519,043,000, respectively, of which U.S. government and government agency obligations aggregated $3,171,000 and $48,219,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $503,243,000 and $523,245,000, respectively.
12. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

CLASS C     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO        DEALERS'
           FDC            PORTION

CLASS A    $ 32,000       $ 32,000

CLASS T     9,636,000      9,636,000

CLASS B     5,861,000      1,465,000

CLASS C     256            256

           $ 15,529,256   $ 11,133,256

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997) and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% (4% to 1% prior to January 2,
1997) for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 461,000     $ 337,000

CLASS T     1,835,000     1,302,000

CLASS B     1,017,000     0*

           $ 3,313,000   $ 1,639,000

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH
 WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT        % OF
                        AGENT                    AVERAGE
                                                 NET ASSETS

CLASS A                 FIIOC*     $ 31,000      .24

CLASS T**               FIIOC*      3,566,000    .18

CLASS B                 FIIOC*      1,194,000    .20

CLASS C                 FIIOC*      50               .22***

INSTITUTIONAL CLASS     FIIOC*      653,000      .14

                                   $ 5,444,050

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET,
HOWEVER, HAD DELEGATED CERTAIN    TRANSFER, DIVIDEND DISBURSING, AND
SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
*** ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $473,000 for the period.
13. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
           FMR           REIMBURSEMENT
           EXPENSE
           LIMITATIONS

CLASS A    1.10%         $ 2,000

CLASS B    1.85%          33,000

CLASS C    1.85%          6,000

                         $ 41,000

Effective November 1, 1997, Class A, Class T, Class B, and the Institutional Class expense limitations were changed from 1.50% to 1.10%, 1.75% to 1.35%, 2.25% to 1.85%, and from 1.25% to 0.85% of each
Class' average net assets, respectively.
5. EXPENSE REDUCTIONS - CONTINUED
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $358,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER
                       AGENT
                       INTEREST CREDITS

CLASS T                $ 5,000

INSTITUTIONAL CLASS     29,000

                       $ 34,000

14. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              YEARS ENDED NOVEMBER 30,

                              1997                       1996 A

CLASS A

FROM NET INVESTMENT INCOME    $ 131,000                  $ 4,000

FROM NET REALIZED GAIN         98,000                     -

TOTAL                         $ 229,000                  $ 4,000

CLASS T

FROM NET INVESTMENT INCOME    $ 20,835,000               $ 18,521,000

FROM NET REALIZED GAIN         43,072,000                 21,465,000

TOTAL                         $ 63,907,000               $ 39,986,000

CLASS B

FROM NET INVESTMENT INCOME    $ 3,503,000                $ 4,108,000

FROM NET REALIZED GAIN         13,038,000                 6,588,000

TOTAL                         $ 16,541,000               $ 10,696,000

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ 7,382,000                $ 6,335,000

FROM NET REALIZED GAIN         8,661,000                  7,023,000

TOTAL                         $ 16,043,000               $ 13,358,000

                              $ 96,720,000               $ 64,044,000

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
15. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

AMOUNTS IN THOUSANDS             YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                 NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,

                                 1997 B         1996 A         1997 B         1996 A

CLASS A                           919            150           $ 22,745       $ 3,202
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     9              -              208            3

SHARES REDEEMED                   (112)          (5)            (2,828)        (105)

NET INCREASE (DECREASE)           816            145           $ 20,125       $ 3,100

CLASS T                           28,655         44,565        $ 693,829      $ 918,821
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     2,675          1,866          60,512         37,447

SHARES REDEEMED                   (23,070)       (17,253)       (558,854)      (358,513)

NET INCREASE (DECREASE)           8,260          29,178        $ 195,486      $ 597,755

CLASS B                           5,544          11,769        $ 135,409      $ 243,202
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     700            478            15,570         9,527

SHARES REDEEMED                   (2,738)        (3,806)        (66,167)       (79,827)

NET INCREASE (DECREASE)           3,506          8,441         $ 84,812       $ 172,902

CLASS C                           25             -             $ 678          $ -
SHARES SOLD

NET INCREASE (DECREASE)           25             -             $ 678          $ -

INSTITUTIONAL CLASS               11,368         7,490         $ 260,181      $ 155,473
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     515            432            11,887         8,672

SHARES REDEEMED                   (9,691)        (7,780)        (235,357)      (161,494)

NET INCREASE (DECREASE)           2,192          142           $ 36,711       $ 2,651


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
16. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 33,000

CLASS T                 134,000

CLASS B                 46,000

CLASS C                 6,000

INSTITUTIONAL CLASS     35,000

                       $ 254,000

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series III and the Shareholders of Fidelity Advisor Equity Income Fund:
We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Series III: Fidelity Advisor Equity Income Fund, including the schedule of portfolio investments, as of November 30, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T, Class B, Class C and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series III: Fidelity Advisor Equity Income Fund as of November 30, 1997, the results of it's operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T, Class B, Class C and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 13, 1998
DISTRIBUTIONS


The Board of Trustees of Advisor Equity Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Institutional Class 12/22/97 12/19/97 $.09 $1.54
 1/5/98 1/2/98 - $.18
A total of 8.31% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 44.81% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.








INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane, Jr., Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)